Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.7%
	Financials — 10.2%
$ 340,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 317,190
783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	711,932
1,107,000	American Express Co., 5.282%, 7/27/29	1,109,757
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	898,618
905,000	Ares Capital Corp., 3.250%, 7/15/25	879,258
897,000	Bank of America Corp., 2.687%, 4/22/32	759,328
647,000	Bank of America Corp., 3.705%, 4/24/28	619,776
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	728,320
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	894,037
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	721,774
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,062,559
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	447,858
565,000	Citigroup, Inc., 3.200%, 10/21/26	538,686
550,000	Citigroup, Inc., 6.174%, 5/25/34	560,103
883,000	Citizens Bank NA, 4.575%, 8/9/28	852,809
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.154%, 2/15/27(A)	1,146,037
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	868,797
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	434,539
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	949,944
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	786,198
741,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	753,718
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	868,762
813,000	Morgan Stanley, 3.950%, 4/23/27	785,293
705,000	Morgan Stanley, 5.297%, 4/20/37	675,837
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	764,689
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	777,795
1,392,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.178%, 6/1/28(A)	1,321,163
940,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	946,620
1,250,000	State Street Corp., (TSFR3M + 1.262%), 6.601%, 6/15/47(A)	1,076,563
1,625,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.254%, 5/15/27(A)	1,593,170
684,000	US Bancorp, 4.967%, 7/22/33	646,132
		25,497,262
	Industrials — 4.8%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	907,664
526,000	Boeing Co. (The), 144a, 6.528%, 5/1/34	539,556
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	878,379
547,000	Carrier Global Corp., 3.577%, 4/5/50	399,298
771,000	FedEx Corp., 5.100%, 1/15/44	708,018
1,085,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	1,085,630
1,214,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,212,858
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	633,258
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	579,003
1,272,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.319%, 2/15/42(A)	1,118,521
752,000	Timken Co. (The), 4.500%, 12/15/28	729,475
1,110,000	Waste Management, Inc., 4.875%, 2/15/34	1,090,652
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,477,218
570,000	WestRock MWV LLC, 8.200%, 1/15/30	650,765
		12,010,295
	Consumer Discretionary — 4.4%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,230,739
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Consumer Discretionary — 4.4% (Continued)
$ 936,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	$ 889,190
317,000	Brunswick Corp., 4.400%, 9/15/32	282,902
1,550,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,304,928
383,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	385,122
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	510,636
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	846,033
637,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	648,155
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	925,480
604,000	Mattel, Inc., 5.450%, 11/1/41	542,307
1,222,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,124,997
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	918,154
580,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	573,221
1,081,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	845,734
		11,027,598
	Consumer Staples — 3.7%
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	571,110
722,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	732,467
352,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	376,122
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	994,368
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	987,249
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	175,397
536,000	Kroger Co. (The), 5.000%, 4/15/42	489,519
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	677,456
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,331,940
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,143,120
568,000	Starbucks Corp., 3.350%, 3/12/50	388,666
134,877	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	118,807
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	688,507
686,000	Walmart, Inc., 4.500%, 9/9/52	610,945
		9,285,673
	Energy — 3.6%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	209,838
1,103,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	1,100,604
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	814,142
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	272,873
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,138,367
747,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	723,968
558,119	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	494,608
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	959,500
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,216,760
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,024,370
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	74,535
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	63,521
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	726,375
100,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	90,569
		8,910,030
	Health Care — 3.4%
692,000	AbbVie, Inc., 4.450%, 5/14/46	603,290
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	587,429
910,000	Amgen, Inc., 5.150%, 3/2/28	910,169
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	578,527

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Health Care — 3.4% (Continued)
$ 723,000	CommonSpirit Health, 4.187%, 10/1/49	$ 580,489
661,000	CVS Health Corp., 5.125%, 7/20/45	584,367
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	701,010
795,000	Elevance Health, Inc., 4.750%, 2/15/33	767,910
899,000	HCA, Inc., 5.375%, 9/1/26†	896,732
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	710,131
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	738,626
922,000	Viatris, Inc., 2.700%, 6/22/30	782,702
		8,441,382
	Information Technology — 2.7%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,114,324
1,188,000	Broadcom, Inc., 4.150%, 11/15/30	1,123,357
1,442,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,442,191
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	948,687
566,000	Micron Technology, Inc., 2.703%, 4/15/32	469,701
236,000	Micron Technology, Inc., 6.750%, 11/1/29	251,171
1,482,000	Microsoft Corp., 2.525%, 6/1/50	941,407
332,000	Oracle Corp., 3.600%, 4/1/40	256,138
266,000	Oracle Corp., 4.300%, 7/8/34	242,786
		6,789,762
	Communication Services — 2.3%
677,000	AT&T, Inc., 3.800%, 12/1/57	474,888
536,000	AT&T, Inc., 4.500%, 5/15/35	494,789
432,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	422,126
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	551,712
673,000	Comcast Corp., 4.000%, 3/1/48	531,635
328,000	Paramount Global, 4.200%, 5/19/32	268,417
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,129,051
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	927,000
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	472,052
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	574,411
		5,846,081
	Utilities — 2.0%
1,297,000	CMS Energy Corp., 4.750%, 6/1/50	1,187,388
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	498,417
614,000	Edison International, 4.125%, 3/15/28	586,718
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	685,081
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	589,677
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	691,862
738,000	PacifiCorp., 5.750%, 4/1/37	733,819
		4,972,962
	Real Estate — 1.7%
837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	795,698
931,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	914,211
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	929,441
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	585,570
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	300,041
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	96,202
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	600,098
		4,221,261
	Materials — 0.9%
421,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	378,201
Principal Amount		Market Value
	Corporate Bonds — 39.7% (Continued)
	Materials — 0.9% (Continued)
$ 200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	$ 151,703
886,000	Celanese US Holdings LLC, 6.379%, 7/15/32	911,991
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	578,356
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	204,575
		2,224,826
	Total Corporate Bonds	$99,227,132
	U.S. Treasury Obligations — 22.5%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,398,266
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,276,213
3,620,000	U.S. Treasury Bond, 4.750%, 11/15/43	3,683,915
2,900,000	U.S. Treasury Note, 3.375%, 5/15/33	2,692,922
7,830,000	U.S. Treasury Note, 4.000%, 1/31/29	7,714,079
9,255,000	U.S. Treasury Note, 4.000%, 2/15/34	9,003,380
4,750,000	U.S. Treasury Note, 4.375%, 11/30/28	4,751,670
10,350,000	U.S. Treasury Note, 4.375%, 5/15/34	10,375,875
10,590,000	U.S. Treasury Note, 4.625%, 4/30/29	10,718,238
4,580,000	U.S. Treasury Note, 4.875%, 5/31/26	4,589,124
	Total U.S. Treasury Obligations	$56,203,682
	Non-Agency Collateralized Mortgage Obligations — 8.3%
935	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.994%, 3/25/35(A)(B)	908
1,019,538	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.643%, 10/25/45(A)(B)	936,702
1,588,890	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.643%, 10/25/45(A)(B)	1,457,228
765,769	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(B)	750,794
520,581	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	509,107
337,768	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.546%, 8/25/43(A)(B)	306,586
397,374	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.641%, 11/25/44(A)(B)	374,237
702,184	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.897%, 1/25/45(A)(B)	655,511
766,303	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.886%, 2/25/45(A)(B)	706,323
669,183	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.769%, 12/25/44(A)(B)	625,376
760,501	CSMC Trust Trust, Ser 2018-J1, Class B2, 144a, 3.580%, 2/25/48(A)(B)	680,690
1,004,453	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	952,975
1,134,791	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.576%, 2/25/48(A)(B)	997,731
20,626	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	19,094
1,055,259	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	1,014,588
276,416	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	233,280
702,589	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(B)	600,592
14,312	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.747%, 2/25/35(A)(B)	13,647
3,431	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 5.480%, 4/25/35(A)(B)	3,447
14,818	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.824%, 6/25/36(A)(B)	10,276

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.3% (Continued)
$ 368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.881%, 1/25/45(A)(B)	$ 369,435
1,445,195	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.449%, 1/25/47(A)(B)	1,267,917
189,211	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	173,884
1,136,971	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	905,490
15,281	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	13,827
744,362	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	610,144
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 4.023%, 4/25/57(A)(B)	1,007,606
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	815,370
135,589	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,806
88,950	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.535%, 8/25/43(A)(B)	84,266
90,124	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.494%, 5/25/43(A)(B)	85,428
536,748	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	471,850
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.855%, 10/25/56(A)(B)	896,960
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.668%, 6/25/57(A)(B)	677,700
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	704,912
844,477	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	787,035
40,252	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	34,486
922,777	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(B)	802,440
	Total Non-Agency Collateralized Mortgage Obligations	$20,615,648
	Commercial Mortgage-Backed Securities — 7.1%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.826%, 9/15/32(A)	997,839
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	474,854
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	827,250
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	1,046,808
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	539,918
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	283,239
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	726,238
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,457,060
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	474,087
171,212	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	168,023
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.354%, 2/10/37(A)(B)	706,245
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,490,355
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.1% (Continued)
$ 1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	$ 1,127,003
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.893%, 10/15/36(A)	732,316
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(B)	486,152
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	701,758
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	484,934
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.646%, 11/15/35(A)	1,141,443
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,150,460
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	316,872
385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	372,393
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,136,853
	Total Commercial Mortgage-Backed Securities	$17,842,100
	U.S. Government Mortgage-Backed Obligations — 6.7%
43,054	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.765%, 4/1/37(A)	43,452
5,695	FHLMC, Pool #A12886, 5.000%, 8/1/33	5,643
41,103	FHLMC, Pool #A13842, 6.000%, 9/1/33	41,664
3,493	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,456
8,579	FHLMC, Pool #A35682, 5.000%, 7/1/35	8,461
3,717	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,669
17,204	FHLMC, Pool #A46590, 5.000%, 8/1/35	17,070
1,900	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,912
1,282,010	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,213,412
33,970	FHLMC, Pool #A96485, 4.500%, 1/1/41	33,094
215,251	FHLMC, Pool #A97897, 4.500%, 4/1/41	209,696
9,808	FHLMC, Pool #C62740, 7.000%, 1/1/32	10,101
7,012	FHLMC, Pool #C72254, 6.500%, 7/1/32	7,150
3,040	FHLMC, Pool #C90986, 7.000%, 6/1/26	3,131
6,281	FHLMC, Pool #G02184, 5.000%, 4/1/36	6,216
1,119,431	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,090,560
101,158	FHLMC, Pool #G05733, 5.000%, 11/1/39	100,331
9,065	FHLMC, Pool #J13584, 3.500%, 11/1/25	8,940
799,078	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	755,754
731,545	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	709,832
1,717	FNMA, Pool #255628, 5.500%, 2/1/25	1,696
252	FNMA, Pool #426830, 8.000%, 11/1/24	251
1,730	FNMA, Pool #540040, 7.500%, 6/1/28	1,723
5,905	FNMA, Pool #561741, 7.500%, 1/1/31	5,992
10,389	FNMA, Pool #640291, 7.000%, 8/1/32	10,689
8,907	FNMA, Pool #670402, 6.500%, 6/1/32	9,073
62,266	FNMA, Pool #745257, 6.000%, 1/1/36	63,632
42,000	FNMA, Pool #748895, 6.000%, 12/1/33	41,641
979	FNMA, Pool #758564, 6.000%, 9/1/24	976
29,270	FNMA, Pool #810049, 5.500%, 3/1/35	29,412
21,234	FNMA, Pool #819297, 6.000%, 9/1/35	21,703
443,786	FNMA, Pool #881279, 5.000%, 11/1/36	439,815
14,026	FNMA, Pool #889060, 6.000%, 1/1/38	14,725
31,401	FNMA, Pool #889061, 6.000%, 1/1/38	32,250
1,001	FNMA, Pool #895657, 6.500%, 8/1/36	1,005
54,467	FNMA, Pool #905049, 5.500%, 11/1/36	55,008
148,698	FNMA, Pool #928553, 5.500%, 8/1/37	150,174

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.7% (Continued)
$ 106,715	FNMA, Pool #931535, 5.500%, 7/1/39	$ 105,542
77,796	FNMA, Pool #AA3467, 4.500%, 4/1/39	75,693
123,648	FNMA, Pool #AA4584, 4.500%, 4/1/39	120,304
28,907	FNMA, Pool #AB1800, 4.000%, 11/1/40	27,325
18,853	FNMA, Pool #AB2452, 4.000%, 3/1/26	18,568
2,368	FNMA, Pool #AD3775, 4.500%, 3/1/25	2,357
22,323	FNMA, Pool #AD6193, 5.000%, 6/1/40	21,864
42,153	FNMA, Pool #AE1568, 4.000%, 9/1/40	39,846
224,962	FNMA, Pool #AE2497, 4.500%, 9/1/40	218,875
27,767	FNMA, Pool #AE5441, 5.000%, 10/1/40	27,475
72,272	FNMA, Pool #AH1135, 5.000%, 1/1/41	71,588
9,920	FNMA, Pool #AH3671, 4.000%, 2/1/26	9,772
223,145	FNMA, Pool #AH6622, 4.000%, 3/1/41	210,931
219,762	FNMA, Pool #AL0150, 4.000%, 2/1/41	207,734
38,032	FNMA, Pool #AL0211, 5.000%, 4/1/41	37,656
262,098	FNMA, Pool #AS0779, 4.000%, 10/1/43	248,121
1,851,278	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,471,401
1,288,717	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,142,379
1,248,967	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,038,432
1,892,268	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,499,833
886,653	FNMA, Pool #FM8360, 2.500%, 8/1/51	736,537
890,768	FNMA, Pool #FM8361, 2.500%, 8/1/51	738,161
1,077,506	FNMA, Pool #FM9905, 2.500%, 12/1/51	883,572
951,991	FNMA, Pool #FM9907, 2.500%, 12/1/51	782,286
737,156	FNMA, Pool #FS2906, 5.000%, 9/1/52	714,955
802,640	FNMA, Pool #MA4128, 2.000%, 9/1/40	677,455
539,748	GNMA, Pool #4424, 5.000%, 4/20/39	540,263
	Total U.S. Government Mortgage-Backed Obligations	$16,822,234
	Agency Collateralized Mortgage Obligations — 6.7%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,452,641
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,029,550
79,313	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	80,248
7,438	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	6,940
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,089,001
296,221	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	272,061
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,398,463
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,868,508
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,087,130
504,316	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	436,842
32,662	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 5.700%, 8/25/44(A)	32,336
565,991	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	555,927
3,753,214	GNMA, Ser 2012-147, Class IO, 0.542%, 4/16/54(A)(B)(C)	39,100
1,356,175	GNMA, Ser 2016-113, Class IO, 1.170%, 2/16/58(A)(B)(C)	86,250
7,230,497	GNMA, Ser 2016-140, Class IO, 0.737%, 5/16/58(A)(B)(C)	258,636
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,279,287
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	1,993,417
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	351,961
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,362,550
	Total Agency Collateralized Mortgage Obligations	$16,680,848
Principal Amount		Market Value
	Asset-Backed Securities — 5.9%
$ 1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.240%, 4/15/34(A)	$ 1,101,459
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (TSFR3M + 1.392%), 6.709%, 10/17/34(A)	1,000,833
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	894,949
848	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	838
1,302,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,136,083
1,243,125	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,086,664
86,657	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	88,892
2,651	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	2,644
1,098,250	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,022,941
962,725	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	925,353
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.288%, 10/19/34(A)	1,427,082
304,138	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	303,191
1,164,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,041,450
1,099,688	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,032,167
788,125	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	719,202
950,000	Trimaran Cavu Ltd. (Cayman Islands), Ser 2019-1A, Class C2, 144a, 5.539%, 7/20/32	906,120
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 7/20/32(A)	800,000
1,551,996	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,296,256
	Total Asset-Backed Securities	$14,786,124
	Sovereign Government Obligations — 1.1%
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	333,772
697,000	Chile Government International Bond, 3.100%, 1/22/61	431,374
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	180,000
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	142,460
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	101,052
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	102,250
878,000	Mexico Government International Bond, 3.771%, 5/24/61	536,571
200,000	Nigeria Government International Bond, 8.250%, 9/28/51	153,000
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	714,748
	Total Sovereign Government Obligations	$2,695,227

Touchstone Active Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 1.4%
3,397,691	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	$ 3,397,691
7,245	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	7,245
	Total Short-Term Investment Funds	$3,404,936
	Total Investment Securities—99.4% (Cost $264,476,197)	$248,277,931
	Other Assets in Excess of Liabilities — 0.6%	1,590,288
	Net Assets — 100.0%	$249,868,219
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $6,982.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $64,549,141 or 25.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$99,227,132	$—	$99,227,132
U.S. Treasury Obligations	—	56,203,682	—	56,203,682
Non-Agency Collateralized Mortgage Obligations	—	20,615,648	—	20,615,648
Commercial Mortgage-Backed Securities	—	17,842,100	—	17,842,100
U.S. Government Mortgage-Backed Obligations	—	16,822,234	—	16,822,234
Agency Collateralized Mortgage Obligations	—	16,680,848	—	16,680,848
Asset-Backed Securities	—	14,786,124	—	14,786,124
Sovereign Government Obligations	—	2,695,227	—	2,695,227
Short-Term Investment Funds	3,404,936	—	—	3,404,936
Other Financial Instruments
Swap Agreements
Credit contracts	—	63,007	—	63,007
Futures
Interest rate contracts	124,525	—	—	124,525
Total Assets	$3,529,461	$244,936,002	$—	$248,465,463
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(199,099)	$—	$—	$(199,099)
Total Liabilities	$(199,099)	$—	$—	$(199,099)
Total	$3,330,362	$244,936,002	$—	$248,266,364

Futures Contracts
At June 30, 2024, $413,980 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	9/19/2024	86	$10,779,563	$(199,099)
Long Futures:
2-Year U.S. Treasury Note	9/30/2024	254	51,871,563	82,664
5-Year U.S. Treasury Note	9/30/2024	181	19,290,642	41,861
				$(74,574)

Touchstone Active Bond Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	6/20/29	$10,215,000	5.000%	ICE	Markit CDX North America High Yield Series 42 5Y Index	$(637,726)	$(700,733)	$63,007
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 75.3%
	Communication Services — 12.0%
$ 3,199,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 2,432,614
6,331,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	2,525,878
4,430,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	3,805,989
72,000	Belo Corp., 7.250%, 9/15/27	72,357
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	551,044
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,285,378
5,440,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	4,605,455
2,337,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	2,056,560
2,650,000	CommScope, Inc., 144a, 4.750%, 9/1/29	1,829,093
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	127,820
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	49,027
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	823,898
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	478,923
4,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,583,477
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	268,881
2,298,000	DISH DBS Corp., 5.875%, 11/15/24	2,181,381
496,000	DISH DBS Corp., 7.750%, 7/1/26	308,126
3,387,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	3,059,236
5,469,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	3,282,491
508,000	Gray Television, Inc., 144a, 10.500%, 7/15/29	510,893
5,346,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	3,047,506
1,586,000	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	1,623,098
2,841,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	2,526,145
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	121,608
5,599,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	3,886,861
1,800,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	1,693,554
749,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	639,772
526,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	503,548
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	225,474
1,500,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	1,588,353
3,303,000	TEGNA, Inc., 4.625%, 3/15/28	2,975,431
350,000	Tele Columbus AG (Germany), 144a, 10.000%, 1/1/29(B)	278,313
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,136,764
5,645,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	2,644,498
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,006,693
1,036,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	870,948
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	278,576
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	111,063
1,090,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	970,049
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	332,188
4,556,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	3,621,974
		64,920,937
	Energy — 11.2%
4,218,000	Apache Corp., 5.100%, 9/1/40(A)	3,612,530
1,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,561,744
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	108,473
Principal Amount		Market Value
	Corporate Bonds — 75.3% (Continued)
	Energy — 11.2% (Continued)
$ 2,527,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	$ 2,528,471
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	191,581
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,184,701
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	217,388
4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	4,714,066
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	608,085
900,000	Cullinan Holdco Scsp (Luxembourg), 144a, (EUR003M + 4.750%), 8.656%, 10/15/26(C)	855,518
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	908,605
4,234,000	EnLink Midstream Partners LP, 5.450%, 6/1/47	3,675,794
208,000	EnLink Midstream Partners LP, 5.600%, 4/1/44	184,734
5,880,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	2,607,668
4,785,000	EQM Midstream Partners LP, 6.500%, 7/15/48	4,830,620
4,889,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	4,432,520
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	881,625
4,052,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	4,058,252
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	36,897
4,734,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	4,432,131
1,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	1,261,769
2,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	2,594,856
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	976,640
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,004,956
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,468,019
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,596,069
4,800,000	Transocean, Inc., 6.800%, 3/15/38	3,971,543
4,445,000	Western Midstream Operating LP, 5.250%, 2/1/50	3,904,155
		60,409,410
	Consumer Discretionary — 8.9%
1,045,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	1,009,204
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	454,873
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,163,359
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	724,995
1,039,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 4/1/30	928,740
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	1,023,598
1,750,000	Bath & Body Works, Inc., 6.750%, 7/1/36	1,741,795
2,711,000	Bath & Body Works, Inc., 6.875%, 11/1/35	2,733,970
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	94,766
1,800,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	1,679,597
1,882,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,725,170
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	796,903
957,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	976,448
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	841,528
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,225,716
977,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,010,225
1,000,000	Ford Motor Co., 4.750%, 1/15/43	811,790
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	572,334
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	439,061

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 75.3% (Continued)
	Consumer Discretionary — 8.9% (Continued)
$ 55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	$ 54,582
3,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	3,237,512
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	115,913
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,087,339
1,803,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	1,727,776
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,131,433
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,280,301
2,006,000	MGM Resorts International, 6.500%, 4/15/32	1,996,873
1,110,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,060,254
2,492,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,816,063
1,868,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,361,319
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	494,579
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	193,671
3,390,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	2,818,585
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,942,285
909,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	797,018
3,056,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	2,981,063
		48,050,638
	Industrials — 8.3%
1,496,000	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	370,410
1,775,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	1,540,641
2,214,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,372,950
3,839,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,380,648
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	996,091
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,275,433
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,331,183
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,805,531
1,000,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	967,871
2,768,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	2,369,063
1,579,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	1,593,265
590,000	Gates Corp., 144a, 6.875%, 7/1/29	600,366
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	884,081
1,742,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	1,726,497
713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	657,389
4,434,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	4,003,258
665,000	Hertz Corp. (The), 144a, 12.625%, 7/15/29	688,428
411,000	LABL, Inc., 144a, 10.500%, 7/15/27	402,043
2,728,000	OI European Group BV, 144a, 4.750%, 2/15/30	2,493,865
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	50,907
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,233,329
2,849,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	2,615,802
535,000	Sensata Technologies, Inc., 144a, 6.625%, 7/15/32	538,819
3,993,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,610,215
450,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	433,714
Principal Amount		Market Value
	Corporate Bonds — 75.3% (Continued)
	Industrials — 8.3% (Continued)
$ 1,234,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 7.250%, 1/15/31	$ 1,278,030
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	161,953
1,967,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,148,607
		44,530,389
	Financials — 7.9%
1,766,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26†	1,819,759
1,257,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	1,259,326
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	468,207
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,490,956
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,647,573
1,095,000	AmWINS Group, Inc., 144a, 6.375%, 2/15/29	1,098,031
4,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	3,731,615
3,497,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,558,197
1,935,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	1,927,209
1,052,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	1,042,946
1,229,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	1,128,968
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,549,453
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	346,853
341,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.500%, 3/26/31	350,821
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	568,478
3,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	3,372,402
4,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	3,849,631
1,349,000	OneMain Finance Corp., 3.500%, 1/15/27	1,264,223
392,000	OneMain Finance Corp., 3.875%, 9/15/28	351,494
2,684,000	OneMain Finance Corp., 4.000%, 9/15/30	2,303,791
441,000	OneMain Finance Corp., 9.000%, 1/15/29	465,168
1,666,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,569,823
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,126,894
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	370,268
4,822,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	3,794,933
		42,457,019
	Materials — 6.1%
4,864,000	Ball Corp., 2.875%, 8/15/30	4,132,531
3,262,000	CF Industries, Inc., 5.150%, 3/15/34	3,134,299
1,379,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,190,922
3,277,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,025,689
4,045,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	3,863,660
2,174,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	2,138,403
2,330,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	2,213,634
740,000	OCI NV (Netherlands), 144a, 4.625%, 10/15/25	726,613
3,280,000	OCI NV (Netherlands), 144a, 6.700%, 3/16/33	3,243,517
2,186,000	Polar US Borrower LLC / Schenectady International Group, Inc., 144a, 6.750%, 5/15/26	612,080
649,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	603,418
1,648,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,547,352
3,806,000	Tronox, Inc., 144a, 4.625%, 3/15/29	3,435,799

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 75.3% (Continued)
	Materials — 6.1% (Continued)
$ 3,107,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	$ 2,864,996
100,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	96,448
		32,829,361
	Information Technology — 5.1%
1,612,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	1,521,325
464,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	472,935
3,279,000	Elastic NV, 144a, 4.125%, 7/15/29	2,995,501
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	448,772
2,275,000	Entegris, Inc., 144a, 4.750%, 4/15/29	2,176,899
1,217,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,151,697
1,583,000	McAfee Corp., 144a, 7.375%, 2/15/30	1,462,720
4,204,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	3,880,032
4,227,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	3,812,567
745,000	Picard Midco, Inc., 144a, 6.500%, 3/31/29	714,439
1,284,000	Rocket Software, Inc., 144a, 9.000%, 11/28/28	1,304,882
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	376,847
2,467,000	Seagate HDD Cayman, 3.375%, 7/15/31	1,980,034
1,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	1,344,999
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	3,922,893
		27,566,542
	Consumer Staples — 5.1%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	406,235
500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	451,138
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,268,350
2,798,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,663,909
3,976,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,614,564
2,548,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,252,013
2,643,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	2,470,991
4,100,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	3,605,180
4,447,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	4,368,726
2,761,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	2,629,853
4,536,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	3,789,403
		27,520,362
	Health Care — 4.7%
3,920,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	3,726,103
3,669,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	3,465,200
4,203,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	3,914,133
982,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	976,524
2,334,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	2,013,608
953,000	HCA, Inc., 3.500%, 9/1/30	860,703
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	1,009,596
497,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	436,746
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,609,399
2,236,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	2,058,943
3,306,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,111,721
2,390,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	2,194,706
		25,377,382
	Real Estate — 3.6%
4,538,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	4,223,384
Principal Amount		Market Value
	Corporate Bonds — 75.3% (Continued)
	Real Estate — 3.6% (Continued)
$ 40,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	$ 39,178
999,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	942,570
688,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	600,064
1,136,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,134,862
293,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 8.000%, 6/15/27	304,596
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	308,483
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	631,898
4,621,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	4,354,154
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,430,213
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,042,088
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,719,446
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,638,040
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	43,516
		19,412,492
	Utilities — 2.4%
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	998,035
2,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	2,090,211
3,242,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	2,780,992
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	12,883
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	680,899
2,856,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	2,644,308
2,200,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	2,128,175
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,327,229
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	440,535
		13,103,267
	Total Corporate Bonds	$406,177,799
	Bank Loans — 14.3%(D)
	Information Technology — 4.3%
3,277,175	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 10.388%, 8/18/28	3,292,544
1,442,839	Avaya Inc., Exit Term Loan, (1M SOFR + 8.500%), 13.840%, 8/01/28(E)	1,239,644
1,477,332	Cloud Software Group Inc., Term Loan B, (1M SOFR + 4.000%), 9.330%, 3/30/29(E)	1,475,116
1,750,000	Cloud Software Group Inc., Third Amendment Term Loan, (3M SOFR + 4.600%), 9.929%, 3/19/31	1,753,553
3,491,250	Dun & Bradstreet Corporation (The), Incremental Term B-2, (1M SOFR + 2.750%), 8.082%, 1/18/29	3,491,250
1,296,750	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2024 Incremental Dollar Term Loans, (1M SOFR + 3.864%), 9.191%, 12/01/27	1,304,855
2,244,731	MKS Instruments Inc., 2023-1 Dollar Term B Loan, (1M SOFR + 2.500%), 7.848%, 8/17/29	2,244,260
1,865,089	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.730%, 2/01/29	1,378,095
939,337	Tempo Acquisition LLC, Sixth Incremental Term Loans, (1M SOFR + 2.250%), 7.590%, 8/31/28	941,018

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 14.3%(D) (Continued)
	Information Technology — (Continued)
$ 3,487,440	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 9.600%, 8/20/25(E)	$ 2,844,949
3,117,187	Zelis Cost Management Buyer Inc., Term B-2 Loans, (1M SOFR + 2.750%), 8.090%, 9/28/29	3,113,790
		23,079,074
	Consumer Discretionary — 3.1%
3,300,065	AlixPartners LLP, Initial Dollar Term Loan, (1M SOFR + 2.864%), 8.181%, 2/04/28	3,300,527
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 8.837%, 7/28/28	1,224,096
981,368	AVSC Holding Corp, Term Loan B1, (1M SOFR + 3.600%), 8.920%, 3/03/25	972,231
140,397	AVSC Holding Corp., Term Loan B2, (1M SOFR + 3.600%), 1.000%, 10/15/26	140,089
1,516,200	Caesars Entertainment Inc., Incremental Term B-1 Loan, (3M SOFR + 2.750%), 8.040%, 2/06/31	1,514,775
1,015,000	Cedar Fair LP, Initial Term B Loans, (1M SOFR + 2.000%), 7.313%, 5/01/31	1,011,833
1,363,021	ClubCorp Holdings Inc., Term Loan, (2M SOFR + 5.262%), 10.649%, 9/18/26	1,368,133
624,000	Froneri US Inc., Facility B2, (1M SOFR + 2.350%), 7.666%, 1/29/27	623,345
780,000	Grant Thornton Advisors LLC, Initial Term Loan, (3M SOFR + 3.250%), 8.597%, 6/02/31	781,958
879,808	Johnstone Supply LLC, Initial Term Loans, (1M SOFR + 3.000%), 8.328%, 5/16/31(E)	880,635
3,719,438	Station Casinos LLC, Term B Facility Loans, (1M SOFR + 2.250%), 7.590%, 3/14/31(E)	3,715,123
1,376,238	The Hertz Corporation, Initial Term B Loan, 3.250%, 6/30/28(E)	1,241,903
267,390	The Hertz Corporation, Initial Term C Loan, 3.250%, 6/30/28(E)	241,290
		17,015,938
	Health Care — 1.8%
1,847,714	Curia Global Inc., Term Loan, (3M SOFR + 3.850%), 9.233%, 8/30/26	1,737,054
1,404,477	eResearch Technology Inc., Tranche B-1 Term Loan, (1M SOFR + 4.000%), 9.322%, 2/04/27	1,410,741
2,004,503	Gainwell Acquisition Corp., Term B Loan, (3M SOFR + 4.100%), 9.490%, 10/01/27	1,938,514
2,263,526	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, (3M SOFR + 2.150%), 7.538%, 11/15/27	2,223,552
609,952	Medline Borrower LP, Term Loan B, (1M SOFR + 2.864%), 8.082%, 10/23/28	610,769
889,376	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, (3M SOFR + 3.250%), 8.580%, 11/30/27	891,600
994,297	Team Health Holdings Inc., Extended Term Loan, (3M SOFR + 5.250%), 10.576%, 3/02/27	923,205
		9,735,435
	Financials — 1.5%
997,418	AmWINS Group Inc., Term Loan, (1M SOFR + 2.364%), 7.680%, 2/19/28	996,101
1,370,000	Cpi Holdco B, LLC, Initial Term Loans, (1M SOFR + 2.000%), 7.321%, 5/16/31	1,367,863
1,800,488	Hyperion Refinance S.A R.L., 2024 Dollar Term Loans, (1M SOFR + 3.500%), 8.818%, 2/15/31	1,802,918
3,750,000	Wec US Holdings Ltd., Initial Term Loan, (1M SOFR + 2.750%), 8.090%, 1/27/31	3,750,825
		7,917,707
Principal Amount		Market Value
	Bank Loans — 14.3%(D) (Continued)
	Industrials — 1.3%
$ 1,452,435	Coherent Corp (f/k/a II-VI Inc.), Term Loan B-1, (1M SOFR + 2.500%), 7.829%, 7/02/29	$ 1,451,346
1,527,319	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 9.183%, 11/23/27	1,487,746
1,500,000	HOME VI, Additional Senior Facility 2 Loan, 4.000%, 10/31/26(E)	1,558,634
990,860	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 10.433%, 10/29/28	977,027
965,000	Ovation Parent Inc., Initial Term Loan, (3M SOFR + 3.500%), 8.830%, 3/26/31	969,825
835,317	Transdigm Inc., Term Loan I, (3M SOFR + 2.750%), 8.080%, 8/24/28	836,988
		7,281,566
	Energy — 1.2%
391,440	Enviva Partners, LP, Term Loan A, (1M SOFR + 8.000%), 6.500%, 12/13/24	450,155
652,399	Enviva Partners, LP, Term Loan B1 Ddtl, 12/13/24(E)	659,465
3,954,989	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.588%, 11/16/26	3,933,079
903,603	Gulf Finance, LLC, Term Loan, (6M SOFR + 7.178%), 12.631%, 8/25/26	908,347
875,828	PES Holdings LLC, Tranche C Loan, (1M SOFR + 2.000%), 9.750%, 12/31/24	8,758
291,240	Prairie ECI Acquiror LP, Initial Term Loan B-2, (1M SOFR + 4.750%), 10.090%, 2/22/29	291,059
		6,250,863
	Communication Services — 0.6%
2,666,350	NEP Group Inc., Term Loan PIK, (1M SOFR + 4.864%), 10.222%, 8/19/26	2,511,915
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.447%, 4/30/28	351,422
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.697%, 1/31/29	457,800
		3,321,137
	Materials — 0.5%
3,231,463	Schenectady International Group Inc., Initial Term Loan, (3M SOFR + 4.850%), 10.180%, 10/15/25	2,548,816
	Total Bank Loans	$77,150,536
	Asset-Backed Securities — 5.2%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (TSFR3M + 6.462%), 11.779%, 10/17/34(C)	1,002,743
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(C)(F)	461,226
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(F)	165,667
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 11.899%, 10/17/32(C)	1,190,519
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(C)(F)	302,107
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(C)(F)	506,357
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (TSFR3M + 6.762%), 12.086%, 10/20/34(C)	1,001,382
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (TSFR3M + 6.662%), 11.985%, 1/25/33(C)	998,876
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(C)(F)	451,534

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 5.2% (Continued)
$ 1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 4/20/34(C)(F)	$ 693,318
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (TSFR3M + 6.872%), 12.198%, 7/23/34(C)	486,099
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(C)(F)	492,423
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 12.190%, 10/15/34(C)	1,003,140
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(C)(F)	374,650
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 11.938%, 1/23/35(C)	1,049,840
500,000	Dryden 106 CLO Ltd. (Cayman Islands), Ser 2022-106A, Class E, 144a, (TSFR3M + 8.870%), 14.199%, 10/15/35(C)	510,689
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (TSFR3M + 6.762%), 12.086%, 10/20/34(C)	954,450
293,899	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(C)(F)	161,841
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(C)(F)	416,431
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M + 7.650%), 12.967%, 4/17/36(C)	258,019
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 13.328%, 4/16/36(C)	258,414
555,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class E, 144a, (TSFR3M +7.570%), 12.903%, 12/11/33(C)	566,575
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12/11/33(C)(F)	1,686,342
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(C)(F)	385,886
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(C)(F)	419,244
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(C)(F)	19,340
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 13.155%, 4/21/36(C)	258,394
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(C)(F)	478,654
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 4/18/37(C)(F)	175,127
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 4/18/37(C)(F)	769,652
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(F)	66
1,500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(F)	769,590
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 7/23/37(C)(F)	132,306
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 4/15/37(C)(F)	408,577
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(C)(F)	367,531
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 11.885%, 1/25/35(C)	1,007,264
Principal Amount		Market Value
	Asset-Backed Securities — 5.2% (Continued)
$ 250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (TSFR3M + 6.212%), 11.529%, 7/17/32(C)	$ 250,606
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class ER, 144a, (TSFR3M +7.750%), 13.079%, 7/15/33(C)	250,474
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 8.487%, 11/18/31(C)	248,164
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (TSFR3M + 6.662%), 11.986%, 10/22/36(C)	832,708
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 7/20/37(C)(F)	299,989
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(C)(F)	31,990
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(C)(F)	564,981
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(C)(F)	5,058
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(C)(F)	11,801
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(C)(F)	497,581
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 4/15/38(C)(F)	3,116,143
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(C)(F)	367,184
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (TSFR3M + 7.962%), 13.290%, 7/15/32(C)	492,912
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.572%), 11.900%, 4/15/34(C)	501,382
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(C)(F)	418,905
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(F)	111,485
	Total Asset-Backed Securities	$28,185,636
Shares
	Common Stocks — 0.8%
	Information Technology — 0.5%
377,962	Avaya Holdings Corp., 1145 shares(G)*	2,456,753
21,007	Avaya Holdings Corp., 144A shares(G)*	136,545
3,406	Avaya Holdings Corp., A shares(G)*	22,139
8,415	Avaya Holdings Corp., Reg S shares(G)*	54,698
		2,670,135
	Energy — 0.3%
14,309	AFG Holdings, Inc.*	143
187,384	Ascent Resources Marcellus Holdings, LLC*	46,846
35,000	Summit Midstream Partners LP*	1,244,600
		1,291,589
	Total Common Stocks	$3,961,724
	Warrants — 0.1%
	Financials — 0.1%
7,180	CHPPR Holdings, Inc.*	276,430
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	498
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	47
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant(G)*	276,885
2,622	CHPPR Holdings, Inc. 1145 DOT Warrant(G)*	62,322
	Total Warrants	$616,182

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Number of Contracts		Notional Amount	MarketValue
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 07/24	$20,000	$ 2,000
	Total Purchased Options		$2,000
Shares
	Short-Term Investment Funds — 2.9%
14,974,522	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	14,974,522
326,310	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	326,310
	Total Short-Term Investment Funds	$15,300,832
	Total Long Positions—98.6% (Cost $543,515,699)	$531,394,709
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 07/24	$20,000	(1,000)
	Total Written Options (Premiums received $3,800)		$(1,000)
	Total Investment Securities—98.6%		$531,393,709
	Other Assets in Excess of Liabilities — 1.4%		7,777,292
	Net Assets — 100.0%		$539,171,001
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of June 30, 2024 was $3,700,325.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(D)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2024.
(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(F)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $307,071.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $365,799,504 or 67.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$406,177,799	$—	$406,177,799
Bank Loans	—	77,150,536	—	77,150,536
Asset-Backed Securities	—	28,185,636	—	28,185,636
Common Stocks	1,244,600	46,989	2,670,135	3,961,724
Warrants	—	276,975	339,207	616,182
Purchased Call Options
Equity contracts	2,000	—	—	2,000
Short-Term Investment Funds	15,300,832	—	—	15,300,832
Other Financial Instruments
Foreign currency exchange contracts	—	184,828	—	184,828
Total Assets	$16,547,432	$512,022,763	$3,009,342	$531,579,537
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(5,497)	$—	$(5,497)
Written Call Options
Equity contracts	(1,000)	—	—	(1,000)
Total Liabilities	$(1,000)	$(5,497)	$—	$(6,497)
Total	$16,546,432	$512,017,266	$3,009,342	$531,573,040

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2023	$—
Transfer into Level 3	713,935
Purchases	2,156,743
Change in unrealized appreciation (depreciation)	138,664
Ending balance, June 30, 2024	$3,009,342
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2024	$138,664
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of inputs	Impact to valuation from an increase to the input
Avaya Holdings Corp.	136,545	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	2,456,753	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	22,139	Cost	N/A	N/A	N/A
Avaya Holdings Corp.	54,698	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc. 4(A)(2)DOT Warrant	276,885	Cost	N/A	N/A	N/A
CHPPR Holdings, Inc. 1145 DOT Warrant	62,322	Cost	N/A	N/A	N/A

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(36,148)	$(30,651)	$(5,497)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	7/15/2024	USD	12,409,523	EUR	11,431,554	$156,914
Wells Fargo	7/15/2024	USD	1,726,998	GBP	1,343,967	27,914
						$184,828
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Information Technology — 24.8%
67,702	Accenture PLC - Class A	$ 20,541,464
131,226	Analog Devices, Inc.	29,953,647
246,441	Apple, Inc.	51,905,403
35,632	Broadcom, Inc.	57,208,245
819,170	Cisco Systems, Inc.	38,918,767
762,664	Intel Corp.	23,619,704
231,082	International Business Machines Corp.	39,965,632
58,263	KLA Corp.	48,038,426
294,065	Micron Technology, Inc.	38,678,369
224,272	Microsoft Corp.	100,238,370
343,569	Oracle Corp.	48,511,943
224,378	QUALCOMM, Inc.	44,691,610
55,628	Salesforce, Inc.	14,301,959
234,004	Texas Instruments, Inc.	45,520,798
		602,094,337
	Financials — 14.5%
101,976	Arthur J Gallagher & Co.	26,443,396
897,632	Bank of America Corp.	35,698,825
53,401	BlackRock, Inc.	42,043,675
323,275	Charles Schwab Corp. (The)	23,822,135
76,524	Goldman Sachs Group, Inc. (The)	34,613,336
68,356	JPMorgan Chase & Co.	13,825,685
231,001	Principal Financial Group, Inc.	18,122,028
183,738	Prudential Financial, Inc.	21,532,256
136,847	T Rowe Price Group, Inc.	15,779,828
705,714	Truist Financial Corp.	27,416,989
822,567	US Bancorp	32,655,910
96,989	Visa, Inc. - Class A	25,456,703
605,196	Wells Fargo & Co.	35,942,590
		353,353,356
	Health Care — 13.4%
143,084	AbbVie, Inc.	24,541,768
40,227	Amgen, Inc.	12,568,926
104,604	Becton Dickinson & Co.	24,447,001
484,450	Bristol-Myers Squibb Co.	20,119,209
75,254	Cencora, Inc.	16,954,726
508,605	CVS Health Corp.	30,038,211
198,968	Gilead Sciences, Inc.	13,651,194
282,003	Johnson & Johnson	41,217,558
584,608	Medtronic PLC	46,014,496
262,516	Merck & Co., Inc.	32,499,481
975,294	Pfizer, Inc.	27,288,726
69,658	UnitedHealth Group, Inc.	35,474,033
		324,815,329
	Industrials — 8.5%
212,062	3M Co.	21,670,616
71,594	Automatic Data Processing, Inc.	17,088,772
84,376	Caterpillar, Inc.	28,105,645
57,282	Lockheed Martin Corp.	26,756,422
169,544	Paychex, Inc.	20,101,137
293,684	RTX Corp.	29,482,937
803,806	Southwest Airlines Co.	22,996,890
508,078	Stanley Black & Decker, Inc.	40,590,351
		206,792,770
	Consumer Discretionary — 8.0%
4,831	Booking Holdings, Inc.	19,138,006
113,715	Home Depot, Inc. (The)	39,145,252
458,164	Las Vegas Sands Corp.	20,273,757
90,021	McDonald's Corp.	22,940,952
Shares		Market Value
	Common Stocks — 99.2% (Continued)
	Consumer Discretionary — 8.0% (Continued)
179,062	NIKE, Inc. - Class B	$ 13,495,903
409,692	Starbucks Corp.	31,894,522
555,468	VF Corp.	7,498,818
105,078	Whirlpool Corp.	10,738,972
223,173	Yum! Brands, Inc.	29,561,495
		194,687,677
	Communication Services — 7.1%
1,678,538	AT&T, Inc.	32,076,861
870,150	Comcast Corp. - Class A	34,075,074
423,322	Fox Corp. - Class A	14,549,577
599,746	Interpublic Group of Cos., Inc. (The)	17,446,611
38,568	Meta Platforms, Inc. - Class A	19,446,757
249,797	Omnicom Group, Inc.	22,406,791
800,820	Verizon Communications, Inc.	33,025,817
		173,027,488
	Consumer Staples — 6.8%
112,634	Constellation Brands, Inc. - Class A	28,978,476
146,835	Dollar General Corp.	19,415,992
177,371	PepsiCo, Inc.	29,253,799
341,394	Philip Morris International, Inc.	34,593,454
415,325	Sysco Corp.	29,650,052
161,101	Target Corp.	23,849,392
		165,741,165
	Energy — 5.5%
226,803	Chevron Corp.	35,476,525
335,556	Exxon Mobil Corp.	38,629,207
208,970	Phillips 66	29,500,295
188,402	Valero Energy Corp.	29,533,897
		133,139,924
	Utilities — 3.8%
296,070	Duke Energy Corp.	29,675,096
286,677	Entergy Corp.	30,674,439
443,033	NextEra Energy, Inc.	31,371,167
		91,720,702
	Materials — 3.5%
96,227	Air Products & Chemicals, Inc.	24,831,377
379,811	DuPont de Nemours, Inc.	30,570,987
313,726	International Flavors & Fragrances, Inc.	29,869,853
		85,272,217
	Real Estate — 3.3%
282,760	Alexandria Real Estate Equities, Inc. REIT	33,074,437
179,568	American Tower Corp. REIT	34,904,428
82,108	Simon Property Group, Inc. REIT	12,463,995
		80,442,860
	Total Common Stocks	$2,411,087,825
	Short-Term Investment Fund — 0.8%
20,705,774	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	20,705,774
	Total Investment Securities—100.0% (Cost $2,240,842,526)	$2,431,793,599
	Liabilities in Excess of Other Assets — (0.0%)	(399,740)
	Net Assets — 100.0%	$2,431,393,859
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,411,087,825	$—	$—	$2,411,087,825
Short-Term Investment Fund	20,705,774	—	—	20,705,774
Total	$2,431,793,599	$—	$—	$2,431,793,599
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 96.5%
	Energy — 16.2%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 993,425
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,025,628
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	263,781
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	192,014
415,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	403,909
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	499,788
308,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	330,514
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,855,117
361,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	382,035
478,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	487,168
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,073,223
1,143,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,078,895
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	244,135
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	468,144
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	400,657
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	194,151
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	527,429
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	240,366
1,062,000	Nabors Industries Ltd., 144a, 7.500%, 1/15/28	1,013,365
307,000	NuStar Logistics LP, 6.000%, 6/1/26	306,552
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	844,573
74,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	76,264
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,019,763
1,053,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,058,219
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,028,019
1,064,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	1,045,707
		17,052,841
	Consumer Discretionary — 14.3%
522,529	American Airlines Group, Inc. Pass-Through Trust, Ser 2013-1, A, 3.950%, 11/15/25	510,309
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	819,168
232,000	Carnival Corp., 144a, 7.625%, 3/1/26	234,303
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,106,698
678,000	Dana, Inc., 4.250%, 9/1/30	591,696
523,000	Dana, Inc., 5.625%, 6/15/28	507,331
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,162,742
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,075,171
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,092,783
623,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	539,197
1,098,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	1,074,214
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	735,615
919,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	734,900
356,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	230,046
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	293,464
16,000	Royal Caribbean Cruises Ltd., 144a, 7.250%, 1/15/30	16,568
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	180,745
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	140,433
61,000	Royal Caribbean Cruises Ltd., 144a, 6.250%, 3/15/32	61,514
773,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	766,224
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	489,617
Principal Amount		Market Value
	Corporate Bonds — 96.5% (Continued)
	Consumer Discretionary — 14.3% (Continued)
$1,100,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	$ 1,046,994
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,603,735
		15,013,467
	Industrials — 12.9%
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	595,729
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,056,040
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	556,059
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	624,781
1,382,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	1,380,894
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	621,565
641,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	655,195
308,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	312,400
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	845,975
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,089,241
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	748,564
1,093,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	1,021,262
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,075,760
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	930,636
519,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	521,616
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	512,121
1,000,000	Trinity Industries, Inc., 144a, 7.750%, 7/15/28	1,035,257
		13,583,095
	Financials — 11.7%
1,337,000	Boost Newco Borrower LLC, 144a, 7.500%, 1/15/31	1,394,284
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	999,845
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	413,484
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	310,670
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	311,035
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	978,571
1,043,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	978,276
420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 8.501%, 4/30/43(A)	420,000
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,033,991
707,000	Navient Corp., 5.000%, 3/15/27	674,800
692,000	Navient Corp., 5.875%, 10/25/24	690,738
315,000	OneMain Finance Corp., 3.875%, 9/15/28	282,451
228,000	OneMain Finance Corp., 4.000%, 9/15/30	195,702
399,000	OneMain Finance Corp., 6.625%, 1/15/28	400,424
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	336,968
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	270,549
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	387,819
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	204,163
1,000,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	1,001,201
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,027,218
		12,312,189

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.5% (Continued)
	Communication Services — 10.6%
$ 666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	$ 483,554
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	367,287
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	215,444
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	338,044
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	293,953
192,000	Belo Corp., 7.250%, 9/15/27	192,949
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,549,454
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	609,310
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	310,729
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	224,464
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	222,962
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	461,806
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	403,101
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	170,497
1,176,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	1,082,653
6,438	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(B)	5,585
1	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	1
1,217,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,099,357
408,000	Sprint Capital Corp., 6.875%, 11/15/28	432,544
570,000	Sprint Corp., 7.625%, 2/15/25	573,583
1,643,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,519,755
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	545,611
		11,102,643
	Health Care — 7.2%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	512,920
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	256,296
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	315,099
993,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	987,463
150,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	147,297
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	715,473
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	393,194
1,123,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	992,968
1,224,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	1,060,929
1,084,000	Tenet Healthcare Corp., 6.125%, 10/1/28	1,078,463
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	684,196
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	435,576
		7,579,874
	Utilities — 5.2%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,077,531
1,033,000	Edison International, Ser B, 5.000%(C)	982,614
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,010,635
1,253,000	Talen Energy Supply LLC, 144a, 8.625%, 6/1/30	1,335,972
1,054,000	Vistra Corp., 144a, 8.000%(C)	1,062,960
		5,469,712
	Real Estate — 4.8%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,104,716
1,039,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,037,960
Principal Amount		Market Value
	Corporate Bonds — 96.5% (Continued)
	Real Estate — 4.8% (Continued)
$ 390,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 8.000%, 6/15/27	$ 405,435
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	119,158
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	635,079
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	108,377
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	627,203
1,078,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	1,038,253
		5,076,181
	Materials — 4.7%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,027,277
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	867,749
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,042,400
976,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	998,538
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,055,676
		4,991,640
	Information Technology — 4.6%
1,037,000	Amkor Technology, Inc., 144a, 6.625%, 9/15/27	1,039,748
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,105,094
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	401,194
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	518,351
738,000	Seagate HDD Cayman, 8.250%, 12/15/29	791,505
203,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	205,552
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	789,381
		4,850,825
	Consumer Staples — 4.3%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,167,518
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	583,394
684,000	QVC, Inc., 4.375%, 9/1/28	500,504
252,000	QVC, Inc., 4.750%, 2/15/27	212,709
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,041,985
1,029,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,019,735
		4,525,845
	Total Corporate Bonds	$101,558,312
Shares
	Short-Term Investment Fund — 1.9%
2,047,854	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	2,047,854
	Total Investment Securities—98.4% (Cost $107,188,354)	$103,606,166
	Other Assets in Excess of Liabilities — 1.6%	1,656,475
	Net Assets — 100.0%	$105,262,641
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.

Touchstone High Yield Fund (Unaudited) (Continued)
Portfolio Abbreviations:
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $79,168,439 or 75.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$101,558,312	$—	$101,558,312
Short-Term Investment Fund	2,047,854	—	—	2,047,854
Total	$2,047,854	$101,558,312	$—	$103,606,166
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 28.1%
	Financials — 9.9%
$ 4,000,000	Bank of America Corp., 6.204%, 11/10/28	$ 4,119,206
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	1,984,462
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,025,547
1,104,395	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,039,108
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	717,894
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,477,134
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,229,361
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,353,544
1,500,000	KeyCorp, 2.550%, 10/1/29	1,272,185
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,361,960
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,926,022
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,029,568
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,157,714
1,919,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	2,435,069
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,605,173
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,367,063
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,054,891
1,335,000	Progressive Corp. (The), 4.200%, 3/15/48	1,103,799
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,576,400
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,348,733
1,075,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,063,455
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,419,793
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,598,748
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,473,654
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,487,493
1,100,000	Unum Group, 7.190%, 2/1/28	1,141,859
2,292,000	Unum Group, 7.250%, 3/15/28	2,400,898
1,405,000	US Bancorp, 5.727%, 10/21/26	1,407,343
1,500,000	US Bancorp, 5.850%, 10/21/33	1,526,074
		56,704,150
	Utilities — 7.4%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,371,620
2,818,788	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,814,754
3,250,000	Avista Corp., 4.350%, 6/1/48	2,699,440
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,496,531
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,530,630
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,061,104
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,084,772
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,885,143
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,634,212
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,475,719
1,500,000	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	1,489,197
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,501,754
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,382,752
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,485,904
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,668,086
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,223,297
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	2,000,479
Principal Amount		Market Value
	Corporate Bonds — 28.1% (Continued)
	Utilities — 7.4% (Continued)
$ 1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	$ 1,058,589
1,740,442	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,583,475
		42,447,458
	Industrials — 3.4%
641,637	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	610,298
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,520,722
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,555,883
1,500,000	CSX Corp., 6.150%, 5/1/37	1,611,250
1,979,280	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,643,523
1,075,000	GATX Corp., 1.900%, 6/1/31	862,121
2,823,000	GATX Corp., 3.250%, 3/30/25	2,770,149
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,379,474
474,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	481,632
2,129,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,724,906
334,057	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	336,695
1,094,869	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,056,845
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	1,985,261
		19,538,759
	Health Care — 2.1%
3,500,000	Banner Health, 2.480%, 1/1/32	2,898,755
1,077,968	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	980,339
1,698,700	CVS Pass-Through Trust, 6.036%, 12/10/28	1,703,119
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,388,632
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,197,274
		12,168,119
	Consumer Discretionary — 1.9%
3,237,896	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,978,316
483,596	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	483,545
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,045,572
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,916,396
535,819	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	488,436
3,000,000	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	3,049,945
		10,962,210
	Real Estate — 1.2%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,368,875
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,867,566
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,862,092
		7,098,533
	Communication Services — 1.0%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,331,096
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,022,201
1,025,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	975,169
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,079,629
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,078,858
		5,486,953
	Consumer Staples — 0.9%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	981,583
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,397,302

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 28.1% (Continued)
	Consumer Staples — 0.9% (Continued)
$ 1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	$ 1,550,570
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,306,077
		5,235,532
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,535,150
	Total Corporate Bonds	$161,176,864
	U.S. Government Agency Obligations — 20.7%
1,786,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,720,194
121,704	Export-Import Bank of the United States, 1.581%, 11/16/24	120,416
1,001,474	Reliance Industries Ltd. (India), 1.870%, 1/15/26	967,966
746,837	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	713,702
1,169,376	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,094,359
6,514	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	6,475
15,355	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	15,227
108,359	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	107,343
41,635	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	41,158
65,352	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	64,593
78,110	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	77,219
117,002	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	114,846
236,163	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	234,860
228,919	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	225,787
104,104	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	102,174
107,539	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	108,756
282,950	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	277,204
127,877	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	124,863
291,038	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	284,406
128,824	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	126,696
300,999	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	290,039
510,974	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	495,335
1,144,723	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,087,407
2,888,985	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,618,244
2,059,433	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	1,849,134
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.7% (Continued)
$ 1,206,626	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	$ 1,126,902
1,570,320	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,442,810
2,308,539	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,122,543
2,547,756	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,329,358
1,419,340	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,294,010
2,598,400	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,373,598
2,300,666	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,025,319
2,397,612	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	2,097,377
2,469,319	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,176,163
3,887,951	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,506,508
2,938,014	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,653,638
2,914,313	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,619,952
3,259,351	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,923,425
1,578,152	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,418,520
3,631,370	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,287,601
3,701,457	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,399,105
2,883,008	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,678,717
1,546,336	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,426,274
1,826,482	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,640,693
2,210,497	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,948,212
3,343,324	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,588,832
3,166,823	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,699,383
2,252,247	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	2,019,881
3,095,138	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,872,480
3,808,263	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,531,754
9,209,578	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,692,255
4,793,244	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,798,495
2,389,250	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,311,403

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.7% (Continued)
$ 1,939,301	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	$ 1,920,019
5,821,465	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,762,511
2,575,000	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,563,306
6,000,000	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,972,212
5,500,000	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,507,103
2,146,661	United States International Development Finance Corp., 1.870%, 11/20/37	1,738,730
5,009,686	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,060,662
1,793,994	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,642,652
2,643,000	Vessel Management Services, Inc., 5.125%, 4/16/35	2,661,885
	Total U.S. Government Agency Obligations	$118,702,691
	U.S. Government Mortgage-Backed Obligations — 17.0%
1,061,272	FHLMC, Pool #SD8186, 3.500%, 11/1/51	948,293
5,602,884	FHLMC, Pool #SD8257, 4.500%, 10/1/52	5,295,244
283,985	FHLMC, Pool #W30008, 7.645%, 5/1/25	284,485
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,258,984
5,499,333	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,346,866
2,761,865	FHLMC REMIC, Pool #SD8256, 4.000%, 10/1/52	2,531,751
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	1,955,250
517,252	FNMA, Pool #888829, 5.888%, 6/1/37(A)(B)	515,253
419,661	FNMA, Pool #AH8854, 4.500%, 4/1/41	408,304
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,410,639
2,791,235	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,566,410
1,438,849	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,342,945
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,510,885
138,331	FNMA, Pool #AT0924, 2.000%, 3/1/28	130,074
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,659,505
3,421,015	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,193,816
2,991,870	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,050,111
3,011,372	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,480,583
1,381,112	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,193,397
7,230,299	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,245,191
2,997,077	FNMA, Pool #FS7798, 6.000%, 6/1/54	3,018,284
3,614,253	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,156,780
1,283,132	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,145,493
3,394,232	FNMA, Pool #MA4624, 3.000%, 6/1/52	2,896,949
5,365,942	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,761,763
4,647,956	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,511,084
5,736,521	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,258,798
5,782,598	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,468,633
4,994,737	FNMA, Pool #MA5073, 6.000%, 7/1/53	5,017,521
2,496,887	FNMA, Pool #MA5106, 5.000%, 8/1/53	2,418,339
3,719,703	FNMA, Pool #MA5107, 5.500%, 8/1/53	3,673,597
5,905,867	GNMA, Pool #MA9171, 5.500%, 9/20/53	5,869,251
	Total U.S. Government Mortgage-Backed Obligations	$97,524,478
	Agency Collateralized Mortgage Obligations — 9.0%
2,283,725	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.205%, 11/25/27(A)(B)	2,178,082
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	2,980,341
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(A)(B)	1,379,890
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 9.0% (Continued)
$ 527,633	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	$ 511,403
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,573,909
6,075,000	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.306%, 1/25/33(A)(B)	5,795,506
2,615,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.184%, 11/25/47(A)(B)	2,596,187
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.965%, 11/25/47(A)(B)	1,980,919
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.849%, 10/25/48(A)(B)	2,540,217
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.822%, 12/25/49(A)(B)	2,339,251
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.230%, 2/25/51(A)(B)	713,587
649,004	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 6.139%, 11/25/35(A)	640,740
92,595	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 6.139%, 5/25/36(A)	92,183
398,978	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	386,431
2,073,280	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,977,286
2,353,973	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,233,121
2,635,839	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(A)(B)	2,525,593
700,228	GNMA, Pool #785631, 4.655%, 5/20/67(A)(B)	687,206
397,939	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	388,150
795,424	GNMA, Ser 2013-121, Class AB, 2.952%, 8/16/44(A)(B)	731,109
146,770	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	139,551
17,845	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	16,436
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,036,478
376,305	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	348,506
1,303,687	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,164,689
815,550	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	686,165
823,700	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 5.937%, 5/20/67(A)	822,525
754,912	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	720,738
3,772,985	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,613,800
4,763,378	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,783,211
2,189,739	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,531,245
3,619,653	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,671,799
	Total Agency Collateralized Mortgage Obligations	$51,786,254
	Asset-Backed Securities — 7.0%
1,823,826	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,694,638
908,658	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	827,428
2,779,668	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,511,625
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,108,021
3,126,966	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,852,013
1,433,117	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,279,214
1,314,312	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,203,407
1,066,452	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	926,258

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 7.0% (Continued)
$ 4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	$ 4,256,848
837,474	Oklahoma Development Finance Auth., Ser 2022-ONG, Class A1, 3.877%, 5/1/37	798,743
3,974,271	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,369,545
4,795,423	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,831,120
2,441,354	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,499,570
3,563,462	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,585,887
2,963,672	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,980,160
478,033	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	481,355
2,825,000	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,827,311
1,799,207	Tesla Auto Lease Trust, Ser 2023-A, Class A2, 144a, 5.860%, 8/20/25	1,800,283
	Total Asset-Backed Securities	$39,833,426
	U.S. Treasury Obligations — 6.9%
9,300,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,469,563
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	13,381,793
4,300,000	U.S. Treasury Note, 4.000%, 10/31/29	4,230,125
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,043,336
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,604,744
	Total U.S. Treasury Obligations	$39,729,561
	Municipal Bonds — 6.3%
	California — 2.5%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	892,031
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,649,866
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	812,789
1,545,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,124,768
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,652,579
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,444,863
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,060,307
2,540,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,750,880
		14,388,083
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,834,715
2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	2,642,447
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	838,918
		5,316,080
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,948,178
Principal Amount		Market Value
	Municipal Bonds — 6.3% (Continued)
	Indiana — 0.5%
$ 2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	$ 2,884,781
	Virginia — 0.5%
966,223	Virginia Housing Development Authority, 2.950%, 10/25/49	845,461
2,410,309	Virginia Housing Development Authority, 2.125%, 7/25/51	1,849,308
		2,694,769
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,088,279
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,337,734
		2,426,013
	Minnesota — 0.4%
3,230,351	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,425,477
	Nevada — 0.3%
1,721,723	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,550,953
	Ohio — 0.2%
1,388,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,177,465
	Louisiana — 0.1%
505,903	Louisiana Housing Corp., 2.875%, 11/1/38	435,827
	Total Municipal Bonds	$36,247,626
	Commercial Mortgage-Backed Securities — 3.9%
17,585	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	15,970
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,531,832
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,095,808
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,033,058
3,550,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.723%, 4/25/48(A)(B)	3,494,598
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.771%, 8/25/48(A)(B)	488,515
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.906%, 10/25/48(A)(B)	2,443,105
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 4.086%, 10/25/48(A)(B)	239,169
1,725,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 4.068%, 1/25/49(A)(B)	1,678,012
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.221%, 7/25/50(A)(B)	1,394,141
2,482,874	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,972,409
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,056,524
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,784,400
	Total Commercial Mortgage-Backed Securities	$22,227,541
	Non-Agency Collateralized Mortgage Obligations — 0.1%
392,271	Virginia Housing Development Auth., Revenue, Ser 2013-B, Class A, 2.750%, 4/25/42	331,502

Touchstone Impact Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.2%
944,000	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	$ 944,000
	Total Investment Securities—99.2% (Cost $620,976,073)	$568,503,943
	Other Assets in Excess of Liabilities — 0.8%	4,637,443
	Net Assets — 100.0%	$573,141,386
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $84,125,670 or 14.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$161,176,864	$—	$161,176,864
U.S. Government Agency Obligations	—	118,702,691	—	118,702,691
U.S. Government Mortgage-Backed Obligations	—	97,524,478	—	97,524,478
Agency Collateralized Mortgage Obligations	—	51,786,254	—	51,786,254
Asset-Backed Securities	—	39,833,426	—	39,833,426
U.S. Treasury Obligations	—	39,729,561	—	39,729,561
Municipal Bonds	—	36,247,626	—	36,247,626
Commercial Mortgage-Backed Securities	—	22,227,541	—	22,227,541
Non-Agency Collateralized Mortgage Obligations	—	331,502	—	331,502
Short-Term Investment Fund	944,000	—	—	944,000
Total	$944,000	$567,559,943	$—	$568,503,943
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Industrials — 25.7%
2,450,813	AerCap Holdings N.V. (Ireland)	$ 228,415,772
2,351,337	Allison Transmission Holdings, Inc.	178,466,478
1,835,377	Armstrong World Industries, Inc.	207,838,091
3,379,979	Copart, Inc. *	183,059,663
354,723	Lennox International, Inc.	189,769,711
646,044	Old Dominion Freight Line, Inc.	114,091,370
2,064,389	Otis Worldwide Corp.	198,718,085
700,154	UniFirst Corp.	120,097,416
		1,420,456,586
	Information Technology — 14.7%
2,925,234	Amphenol Corp. - Class A	197,073,015
2,235,465	Entegris, Inc.	302,681,961
1,027,002	Keysight Technologies, Inc.*	140,442,523
1,659,382	Skyworks Solutions, Inc.	176,856,934
		817,054,433
	Consumer Discretionary — 12.5%
1,463,710	CarMax, Inc.*	107,348,491
1,574,117	Churchill Downs, Inc.	219,746,733
1,887,847	Hasbro, Inc.	110,439,050
494,098	Pool Corp.	151,851,138
2,173,156	Tempur Sealy International, Inc.	102,877,205
		692,262,617
	Financials — 11.7%
1,005,686	Cincinnati Financial Corp.	118,771,517
2,689,663	Fidelity National Information Services, Inc.	202,693,004
1,092,590	M&T Bank Corp.	165,374,422
2,804,989	Moelis & Co. - Class A	159,491,674
		646,330,617
	Consumer Staples — 10.7%
1,218,301	BellRing Brands, Inc.*	69,613,719
1,339,639	Brown-Forman Corp. - Class B	57,859,008
1,230,326	Dollar Tree, Inc.*	131,361,907
1,839,203	Lamb Weston Holdings, Inc.	154,640,188
1,714,585	Post Holdings, Inc.*	178,591,174
		592,065,996
	Materials — 10.1%
1,019,350	AptarGroup, Inc.	143,534,673
1,735,901	Ball Corp.	104,188,778
255,247	NewMarket Corp.	131,597,696
719,831	Vulcan Materials Co.	179,007,573
		558,328,720
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Health Care — 7.5%
1,716,225	Bruker Corp.	$ 109,512,317
829,144	STERIS PLC	182,030,274
433,975	Waters Corp.*	125,904,827
		417,447,418
	Real Estate — 5.4%
1,627,681	CBRE Group, Inc. - Class A*	145,042,654
1,570,291	Crown Castle, Inc. REIT	153,417,431
		298,460,085
	Total Common Stocks	$5,442,406,472
	Short-Term Investment Fund — 1.8%
97,368,019	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	97,368,019
	Total Investment Securities—100.1% (Cost $4,229,505,009)	$5,539,774,491
	Liabilities in Excess of Other Assets — (0.1%)	(5,204,929)
	Net Assets — 100.0%	$5,534,569,562
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,442,406,472	$—	$—	$5,442,406,472
Short-Term Investment Fund	97,368,019	—	—	97,368,019
Total	$5,539,774,491	$—	$—	$5,539,774,491
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Industrials — 19.6%
143,964	AerCap Holdings N.V. (Ireland)	$ 13,417,445
102,742	Clean Harbors, Inc.*	23,235,103
62,251	Dover Corp.	11,233,193
241,737	Genpact Ltd.	7,781,514
94,732	Hexcel Corp.	5,916,013
35,914	L3Harris Technologies, Inc.	8,065,566
132,797	Leidos Holdings, Inc.	19,372,426
20,467	Parker-Hannifin Corp.	10,352,413
123,884	Regal Rexnord Corp.	16,751,595
41,504	Snap-on, Inc.	10,848,731
90,336	WESCO International, Inc.	14,320,063
62,414	Westinghouse Air Brake Technologies Corp.	9,864,533
		151,158,595
	Financials — 17.0%
185,791	American International Group, Inc.	13,793,124
37,967	Ameriprise Financial, Inc.	16,219,123
288,927	Chimera Investment Corp. REIT	3,698,270
95,456	Discover Financial Services	12,486,599
792,640	First Horizon Corp.	12,499,933
118,613	Global Payments, Inc.	11,469,877
92,196	Pinnacle Financial Partners, Inc.	7,379,368
73,254	Reinsurance Group of America, Inc.	15,036,848
123,047	The Allstate Corp.	19,645,684
156,422	Webster Financial Corp.	6,818,435
45,255	Willis Towers Watson PLC	11,863,146
		130,910,407
	Health Care — 10.3%
59,352	Cencora, Inc.	13,372,006
195,188	Encompass Health Corp.	16,745,179
228,599	Envista Holdings Corp.*	3,801,601
133,090	Hologic, Inc.*	9,881,932
37,194	Humana, Inc.	13,897,538
61,661	Labcorp Holdings, Inc.*	12,548,630
88,101	Zimmer Biomet Holdings, Inc.	9,561,602
		79,808,488
	Consumer Staples — 10.1%
20,816	Casey's General Stores, Inc.	7,942,553
38,910	Constellation Brands, Inc. - Class A	10,010,765
250,897	Darling Ingredients, Inc.*	9,220,464
65,992	Dollar Tree, Inc.*	7,045,966
93,507	Ingredion, Inc.	10,725,253
116,311	Lamb Weston Holdings, Inc.	9,779,429
241,981	TreeHouse Foods, Inc.*	8,866,184
249,227	Tyson Foods, Inc. - Class A	14,240,831
		77,831,445
	Consumer Discretionary — 9.6%
43,128	Advance Auto Parts, Inc.	2,731,296
227,317	Aramark	7,733,324
158,853	BorgWarner, Inc.	5,121,421
69,059	Carter's, Inc.	4,279,586
113,403	Columbia Sportswear Co.	8,967,909
275,626	Gentex Corp.	9,291,352
162,087	Hasbro, Inc.	9,482,090
367,444	LKQ Corp.	15,281,996
257,214	Valvoline, Inc.*	11,111,645
		74,000,619
	Utilities — 8.5%
373,564	CenterPoint Energy, Inc.	11,573,013
107,256	DTE Energy Co.	11,906,489
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Utilities — 8.5% (Continued)
121,660	Entergy Corp.	$ 13,017,620
137,021	Evergy, Inc.	7,258,002
415,742	NiSource, Inc.	11,977,527
130,876	WEC Energy Group, Inc.	10,268,531
		66,001,182
	Information Technology — 7.5%
117,497	Akamai Technologies, Inc.*	10,584,130
54,858	F5 Networks, Inc.*	9,448,193
80,915	Keysight Technologies, Inc.*	11,065,126
69,059	PTC, Inc.*	12,545,949
123,263	Qorvo, Inc.*	14,303,438
		57,946,836
	Energy — 6.4%
344,045	ChampionX Corp.	11,425,734
387,665	Coterra Energy, Inc.	10,339,025
57,105	Diamondback Energy, Inc.	11,431,850
667,450	Permian Resources Corp.	10,779,317
36,196	Valero Energy Corp.	5,674,085
		49,650,011
	Materials — 6.1%
1,044,081	Arcadium Lithium PLC (Jersey)*	3,508,112
310,174	Axalta Coating Systems Ltd.*	10,598,646
139,010	Berry Global Group, Inc.	8,180,738
197,381	FMC Corp.	11,359,277
105,877	International Flavors & Fragrances, Inc.	10,080,549
49,176	Scotts Miracle-Gro Co. (The)	3,199,391
		46,926,713
	Real Estate — 4.2%
132,337	Agree Realty Corp. REIT	8,196,954
86,532	Alexandria Real Estate Equities, Inc. REIT	10,121,648
33,029	Essex Property Trust, Inc. REIT	8,990,494
264,164	Host Hotels & Resorts, Inc. REIT	4,749,668
		32,058,764
	Total Common Stocks	$766,293,060
	Short-Term Investment Fund — 0.7%
5,064,343	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	5,064,343
	Total Investment Securities—100.0% (Cost $620,603,169)	$771,357,403
	Other Assets in Excess of Liabilities — 0.0%	268,924
	Net Assets — 100.0%	$771,626,327
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$766,293,060	$—	$—	$766,293,060
Short-Term Investment Fund	5,064,343	—	—	5,064,343
Total	$771,357,403	$—	$—	$771,357,403
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Japan — 14.0%
	Industrials — 6.3%
76,200	Recruit Holdings Co. Ltd.	$ 4,100,106
4,700	SMC Corp.	2,239,348
	Information Technology — 7.7%
10,300	Keyence Corp.	4,508,086
14,600	Lasertec Corp.	3,277,413
	Total Japan	14,124,953
	Netherlands — 12.6%
	Financials — 3.4%
2,910	Adyen NV, 144a*	3,456,137
	Industrials — 2.6%
18,530	IMCD NV	2,554,313
	Information Technology — 6.6%
6,521	ASML Holding NV	6,669,222
	Total Netherlands	12,679,672
	Switzerland — 9.7%
	Health Care — 2.6%
4,798	Lonza Group AG	2,612,055
	Industrials — 3.8%
6,861	VAT Group AG, 144a	3,874,112
	Materials — 3.3%
11,611	Sika AG	3,314,473
	Total Switzerland	9,800,640
	Canada — 8.4%
	Consumer Discretionary — 1.5%
16,614	Dollarama, Inc.	1,516,944
	Information Technology — 6.9%
1,301	Constellation Software, Inc.	3,748,683
48,419	Shopify, Inc. - Class A*	3,198,075
	Total Canada	8,463,702
	Brazil — 7.9%
	Consumer Discretionary — 5.4%
3,299	MercadoLibre, Inc.*	5,421,576
	Industrials — 2.5%
340,200	WEG SA	2,564,539
	Total Brazil	7,986,115
	India — 7.8%
	Consumer Discretionary — 2.2%
54,094	Titan Co. Ltd.	2,204,465
	Financials — 5.6%
26,607	Bajaj Finance Ltd.	2,267,531
168,300	HDFC Bank Ltd.	3,398,685
	Total India	7,870,681
	Sweden — 6.8%
	Industrials — 3.5%
142,352	AddTech AB - Class B	3,549,917
	Information Technology — 3.3%
288,287	Hexagon AB - Class B	3,266,645
	Total Sweden	6,816,562
	Germany — 5.6%
	Communication Services — 3.8%
45,583	CTS Eventim AG & Co. KGaA	3,794,757
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Germany — (Continued)
	Consumer Discretionary — 1.8%
79,037	Zalando SE, 144a*	$ 1,855,363
	Total Germany	5,650,120
	Taiwan — 5.1%
	Information Technology — 5.1%
29,826	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,184,057
	Italy — 4.8%
	Consumer Discretionary — 3.0%
7,504	Ferrari NV	3,064,409
	Health Care — 1.8%
99,242	Stevanato Group SpA	1,820,098
	Total Italy	4,884,507
	Singapore — 3.4%
	Communication Services — 3.4%
47,930	Sea Ltd. ADR*	3,423,161
	United Kingdom — 2.6%
	Consumer Discretionary — 2.6%
14,273	Flutter Entertainment PLC*	2,602,824
	Poland — 2.5%
	Consumer Staples — 2.5%
25,189	Dino Polska SA, 144a*	2,541,645
	United States — 2.5%
	Communication Services — 2.5%
35,363	Liberty Media Corp.-Liberty Formula One - Class C*	2,540,478
	Denmark — 1.8%
	Health Care — 1.8%
7,439	Genmab A/S*	1,864,165
	France — 1.5%
	Health Care — 1.5%
8,962	Sartorius Stedim Biotech	1,481,073
	Total Common Stocks	$97,914,355
	Short-Term Investment Fund — 2.7%
2,768,585	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	2,768,585
	Total Investment Securities — 99.7% (Cost $93,651,067)	$100,682,940
	Other Assets in Excess of Liabilities — 0.3%	282,480
	Net Assets — 100.0%	$100,965,420
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $11,727,257 or 11.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$14,124,953	$—	$14,124,953
Netherlands	6,669,222	6,010,450	—	12,679,672
Switzerland	—	9,800,640	—	9,800,640
Canada	8,463,702	—	—	8,463,702
Brazil	7,986,115	—	—	7,986,115
India	—	7,870,681	—	7,870,681
Sweden	—	6,816,562	—	6,816,562
Germany	—	5,650,120	—	5,650,120
Taiwan	5,184,057	—	—	5,184,057
Italy	4,884,507	—	—	4,884,507
Singapore	3,423,161	—	—	3,423,161
United Kingdom	2,602,824	—	—	2,602,824
Poland	2,541,645	—	—	2,541,645
United States	2,540,478	—	—	2,540,478
Denmark	—	1,864,165	—	1,864,165
France	—	1,481,073	—	1,481,073
Short-Term Investment Fund	2,768,585	—	—	2,768,585
Total	$47,064,296	$53,618,644	$—	$100,682,940
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Information Technology — 53.5%
234,843	Apple, Inc.	$ 49,462,633
115,162	ASML Holding NV (Netherlands)	117,779,632
427,068	Atlassian Corp. - Class A*	75,539,788
302,214	Cloudflare, Inc. - Class A*	25,032,385
775,014	Datadog, Inc. - Class A*	100,511,566
490,918	Entegris, Inc.	66,470,297
61,268	Lam Research Corp.	65,241,230
493,189	Microsoft Corp.	220,430,823
2,546,535	NVIDIA Corp.	314,598,934
738,176	Okta, Inc.*	69,100,655
1,212,461	Samsara, Inc. - Class A*	40,859,936
179,354	ServiceNow, Inc.*	141,092,411
1,170,338	Shopify, Inc. (Canada) - Class A*	77,300,825
414,431	Snowflake, Inc. - Class A*	55,985,484
		1,419,406,599
	Consumer Discretionary — 13.3%
241,810	Airbnb, Inc. - Class A*	36,665,650
1,184,855	Amazon.com, Inc.*	228,973,229
443,679	DoorDash, Inc. - Class A*	48,263,401
387,009	Floor & Decor Holdings, Inc. - Class A*	38,472,565
		352,374,845
	Communication Services — 11.7%
351,831	Meta Platforms, Inc. - Class A	177,400,227
94,119	Netflix, Inc.*	63,519,031
970,992	Sea Ltd. (Singapore) ADR*	69,348,248
		310,267,506
	Health Care — 9.1%
433,967	10X Genomics, Inc. - Class A*	8,440,658
100,155	Align Technology, Inc.*	24,180,422
895,473	DexCom, Inc.*	101,528,729
674,774	Edwards Lifesciences Corp.*	62,328,874
1,082,366	Ultragenyx Pharmaceutical, Inc.*	44,485,243
		240,963,926
	Financials — 8.6%
1,059,514	Block, Inc.*	68,328,058
Shares		Market Value
	Common Stocks — 97.7% (Continued)
	Financials — 8.6% (Continued)
8,468,600	NU Holdings Ltd. (Brazil) - Class A*	$ 109,160,254
188,714	Visa, Inc. - Class A	49,531,764
		227,020,076
	Industrials — 1.5%
552,285	Uber Technologies, Inc.*	40,140,074
	Total Common Stocks	$2,590,173,026
	Short-Term Investment Fund — 1.6%
43,885,213	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	43,885,213
	Total Investment Securities—99.3% (Cost $1,712,268,412)	$2,634,058,239
	Other Assets in Excess of Liabilities — 0.7%	18,269,252
	Net Assets — 100.0%	$2,652,327,491
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,590,173,026	$—	$—	$2,590,173,026
Short-Term Investment Fund	43,885,213	—	—	43,885,213
Total	$2,634,058,239	$—	$—	$2,634,058,239
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.7%
	Industrials — 22.1%
88,043	Armstrong World Industries, Inc.	$ 9,969,989
75,077	Casella Waste Systems, Inc. - Class A*	7,449,140
447,451	Gates Industrial Corp. PLC*	7,074,200
68,975	Landstar System, Inc.	12,724,508
291,175	Marten Transport Ltd.	5,372,179
76,314	Matson, Inc.	9,994,845
25,747	UniFirst Corp.	4,416,383
		57,001,244
	Information Technology — 18.8%
265,799	ACI Worldwide, Inc.*	10,522,983
174,602	CTS Corp.	8,840,099
274,024	DoubleVerify Holdings, Inc.*	5,335,247
88,909	ePlus, Inc.*	6,550,815
49,185	Qualys, Inc.*	7,013,781
267,613	Vontier Corp.	10,222,817
		48,485,742
	Financials — 16.8%
267,531	Atlantic Union Bankshares Corp.	8,788,393
253,925	Cannae Holdings, Inc.	4,606,199
47,413	Hanover Insurance Group, Inc. (The)	5,947,487
173,551	Moelis & Co. - Class A	9,868,110
7,875	White Mountains Insurance Group Ltd.	14,312,419
		43,522,608
	Consumer Discretionary — 14.5%
132,240	Acushnet Holdings Corp.	8,394,595
7,772	Graham Holdings Co. - Class B	5,436,903
18,718	Murphy USA, Inc.	8,787,352
332,713	Revolve Group, Inc.*	5,293,464
201,565	Tempur Sealy International, Inc.	9,542,087
		37,454,401
	Health Care — 7.7%
477,939	Certara, Inc.*	6,619,455
142,403	Enovis Corp.*	6,436,616
84,147	Haemonetics Corp.*	6,961,481
		20,017,552
	Real Estate — 6.7%
255,492	Alexander & Baldwin, Inc. REIT	4,333,144
321,746	Essential Properties Realty Trust, Inc. REIT	8,915,582
83,508	First Industrial Realty Trust, Inc. REIT	3,967,465
		17,216,191
	Materials — 5.1%
112,863	Ingevity Corp.*	4,933,241
Shares		Market Value
	Common Stocks — 98.7% (Continued)
	Materials — 5.1% (Continued)
15,254	NewMarket Corp.	$ 7,864,505
87,672	Tredegar Corp.	419,949
		13,217,695
	Consumer Staples — 4.8%
39,744	Lancaster Colony Corp.	7,510,424
61,142	PriceSmart, Inc.	4,964,730
		12,475,154
	Communication Services — 1.5%
11,173	Cable One, Inc.	3,955,241
	Energy — 0.7%
90,434	Dril-Quip, Inc. *	1,682,073
	Total Common Stocks	$255,027,901
	Short-Term Investment Fund — 1.4%
3,466,403	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	3,466,403
	Total Investment Securities—100.1% (Cost $225,569,034)	$258,494,304
	Liabilities in Excess of Other Assets — (0.1%)	(206,647)
	Net Assets — 100.0%	$258,287,657
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$255,027,901	$—	$—	$255,027,901
Short-Term Investment Fund	3,466,403	—	—	3,466,403
Total	$258,494,304	$—	$—	$258,494,304
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Industrials — 21.7%
40,253	AZEK Co., Inc. (The)*	$ 1,695,859
17,933	BWX Technologies, Inc.	1,703,635
7,557	CACI International, Inc. - Class A*	3,250,492
16,914	Clean Harbors, Inc.*	3,825,101
9,555	EMCOR Group, Inc.	3,488,339
44,415	Enerpac Tool Group Corp.	1,695,765
19,680	EnPro Industries, Inc.	2,864,818
69,462	Enviri Corp.*	599,457
53,898	ExlService Holdings, Inc.*	1,690,241
181,863	Gates Industrial Corp. PLC*	2,875,254
18,548	Hexcel Corp.	1,158,323
32,875	Huron Consulting Group, Inc.*	3,238,187
28,970	ITT, Inc.	3,742,345
36,905	Korn/Ferry International	2,477,802
13,546	Regal Rexnord Corp.	1,831,690
19,528	Standex International Corp.	3,146,937
7,994	Valmont Industries, Inc.	2,193,953
		41,478,198
	Financials — 20.5%
86,746	Chimera Investment Corp. REIT	1,110,353
13,135	City Holding Co.	1,395,594
137,633	Columbia Banking System, Inc.	2,737,520
34,231	First American Financial Corp.	1,846,762
187,924	First Horizon Corp.	2,963,562
97,188	First Interstate BancSystem, Inc. - Class A	2,698,911
22,704	Hanover Insurance Group, Inc. (The)	2,847,990
38,738	Independent Bank Corp.	1,964,791
103,144	MGIC Investment Corp.	2,222,753
33,662	National Bank Holdings Corp. - Class A	1,314,501
45,348	NMI Holdings, Inc. - Class A*	1,543,646
165,008	Old National Bancorp	2,836,488
35,455	Pinnacle Financial Partners, Inc.	2,837,818
9,588	Primerica, Inc.	2,268,329
59,900	Univest Financial Corp.	1,367,517
280,493	Valley National Bancorp	1,957,841
25,218	Westamerica BanCorp	1,223,830
40,882	Wintrust Financial Corp.	4,029,330
		39,167,536
	Consumer Discretionary — 11.1%
51,741	American Eagle Outfitters, Inc.	1,032,750
9,172	Carter's, Inc.	568,389
34,059	Cheesecake Factory, Inc. (The)	1,338,178
20,679	Dorman Products, Inc.*	1,891,715
68,330	Gentex Corp.	2,303,404
69,918	Goodyear Tire & Rubber Co. (The)*	793,569
8,391	Murphy USA, Inc.	3,939,239
9,112	Oxford Industries, Inc.	912,567
46,189	Steven Madden Ltd.	1,953,795
99,266	Topgolf Callaway Brands Corp.*	1,518,770
47,850	Urban Outfitters, Inc.*	1,964,243
53,600	Valvoline, Inc.*	2,315,520
18,423	YETI Holdings, Inc.*	702,837
		21,234,976
	Health Care — 8.9%
47,711	Encompass Health Corp.	4,093,127
54,248	Envista Holdings Corp.*	902,144
34,661	Globus Medical, Inc. - Class A*	2,373,932
88,579	Integra LifeSciences Holdings Corp.*	2,581,192
64,108	Option Care Health, Inc.*	1,775,792
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Health Care — 8.9% (Continued)
59,979	Prestige Consumer Healthcare, Inc.*	$ 4,129,554
34,046	QuidelOrtho Corp.*	1,131,008
		16,986,749
	Real Estate — 7.6%
48,776	Agree Realty Corp. REIT	3,021,185
86,150	COPT Defense Properties REIT	2,156,335
50,391	Healthpeak Properties, Inc. REIT	987,664
61,236	National Storage Affiliates Trust REIT	2,524,148
281,658	Newmark Group, Inc. - Class A	2,881,361
79,970	STAG Industrial, Inc. REIT	2,883,718
		14,454,411
	Information Technology — 6.6%
10,806	Belden, Inc.	1,013,603
291,882	Harmonic, Inc.*	3,435,451
55,717	Lumentum Holdings, Inc.*	2,837,110
17,013	Rogers Corp.*	2,051,938
13,215	Silicon Laboratories, Inc.*	1,461,975
252,767	Viavi Solutions, Inc.*	1,736,509
		12,536,586
	Energy — 6.2%
42,205	Cactus, Inc. - Class A	2,225,892
73,743	ChampionX Corp.	2,449,005
49,835	Civitas Resources, Inc.	3,438,615
231,320	Permian Resources Corp.	3,735,818
		11,849,330
	Materials — 5.6%
316,220	Arcadium Lithium PLC (Jersey)*	1,062,499
71,652	Axalta Coating Systems Ltd.*	2,448,349
25,510	Cabot Corp.	2,344,114
30,175	Ingevity Corp.*	1,318,949
10,376	Innospec, Inc.	1,282,370
97,115	O-I Glass, Inc.*	1,080,890
25,516	Silgan Holdings, Inc.	1,080,092
		10,617,263
	Consumer Staples — 5.1%
61,336	Hain Celestial Group, Inc. (The)*	423,832
20,547	Ingredion, Inc.	2,356,741
7,676	Lancaster Colony Corp.	1,450,534
12,474	MGP Ingredients, Inc.	928,065
36,779	Performance Food Group Co.*	2,431,460
58,510	TreeHouse Foods, Inc.*	2,143,806
		9,734,438
	Utilities — 4.2%
25,139	Black Hills Corp.	1,367,059
20,236	IDACORP, Inc.	1,884,983
81,770	Portland General Electric Co.	3,535,735
18,277	Spire, Inc.	1,109,962
		7,897,739
	Total Common Stocks	$185,957,226

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 4.7%
9,067,351	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	$ 9,067,351
	Total Investment Securities—102.2% (Cost $181,239,097)	$195,024,577
	Liabilities in Excess of Other Assets — (2.2%)	(4,214,044)
	Net Assets — 100.0%	$190,810,533
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$185,957,226	$—	$—	$185,957,226
Short-Term Investment Fund	9,067,351	—	—	9,067,351
Total	$195,024,577	$—	$—	$195,024,577
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 47.2%
$ 7,730,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	$ 7,507,471
2,155,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	2,147,731
3,426,695	American Credit Acceptance Receivables Trust, Ser 2024-2, Class A, 144a, 5.900%, 2/12/27	3,427,881
785,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	775,574
5,200,000	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	4,954,165
5,170,196	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	5,181,649
1,759,233	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (TSFR3M + 1.132%), 6.460%, 1/15/29(A)	1,759,459
3,083,935	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.894%, 3/25/36(A)	2,970,215
3,658,026	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.825%, 1/20/31(A)	3,659,694
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	4,964,858
3,636,154	Barings Private Credit Corp. CLO Ltd. (Bermuda), Ser 2023-1A, Class A1, 144a, (TSFR3M + 2.400%), 7.729%, 7/15/31(A)	3,637,856
727,793	Benefit Street Partners CLO XV Ltd. (Cayman Islands), Ser 2018-15A, Class A1, 144a, (TSFR3M +1.412%), 6.739%, 7/18/31(A)	728,469
1,414,853	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (TSFR3M + 1.312%), 6.635%, 4/24/29(A)	1,415,154
1,500,000	Credit Acceptance Auto Loan Trust, Ser 2022-3A, Class A, 144a, 6.570%, 10/15/32	1,507,935
5,000,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	5,041,963
4,860,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,856,864
5,788,343	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	5,602,942
4,050,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	4,034,158
7,900,000	Dell Equipment Finance Trust, Ser 2022-1, Class C, 144a, 2.940%, 8/23/27	7,865,152
817,751	Dell Equipment Finance Trust, Ser 2022-2, Class A3, 144a, 4.140%, 7/22/27	812,804
2,705,000	Dell Equipment Finance Trust, Ser 2022-2, Class B, 144a, 4.400%, 7/22/27	2,677,945
4,700,000	Dell Equipment Finance Trust, Ser 2022-2, Class C, 144a, 4.740%, 7/22/27	4,651,932
4,206,845	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 6.510%, 10/15/30(A)	4,210,825
8,254,750	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	8,093,451
3,400,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	3,411,474
6,765,819	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	6,638,696
5,000,000	Exeter Automobile Receivables Trust, Ser 2019-4A, Class E, 144a, 3.560%, 10/15/26	4,993,313
8,160,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	8,102,755
489,728	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	482,925
Principal Amount		Market Value
	Asset-Backed Securities — 47.2% (Continued)
$ 1,724,168	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	$ 1,582,215
105,207	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	104,549
6,110,000	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 6.497%, 11/22/31(A)	6,111,796
1,928,705	Generate CLO 2 Ltd. (Cayman Islands), Ser 2A, Class AR, 144a, (TSFR3M + 1.412%), 6.736%, 1/22/31(A)	1,930,167
8,546,578	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class D, 144a, 3.680%, 11/16/26	8,522,519
7,500,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	7,437,110
5,110,534	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	5,003,405
5,100,000	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	5,098,182
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,887,936
1,444,962	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	1,419,238
1,057,678	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,009,123
1,322,098	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	1,285,493
3,000,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	2,966,249
254,613	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	253,836
5,050,000	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 6.449%, 10/20/29(A)	5,052,156
2,549,624	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 7.143%, 11/15/35(A)	2,549,605
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 9.043%, 11/15/35(A)	5,219,427
834,175	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.562%), 6.886%, 4/22/29(A)	834,082
3,900,000	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 6.467%, 10/17/30(A)	3,900,772
3,838,165	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	3,783,664
4,455,000	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	4,420,238
3,000,000	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	3,007,916
6,276,949	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 6.525%, 10/20/31(A)	6,279,585
4,854,945	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.390%, 10/15/29(A)	4,855,906
472,587	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (TSFR3M + 1.672%), 6.995%, 7/25/30(A)	472,666
574,234	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	571,347
5,050,000	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 6.433%, 10/25/31(A)	5,055,050

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 47.2% (Continued)
$ 1,467,143	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.616%, 4/20/31(A)	$ 1,467,783
5,000,000	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	5,007,771
1,010,000	SBA Tower Trust, Ser 2014-2A, Class C, 144a, 3.869%, 10/15/49(A)(B)	1,003,468
3,825,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	3,828,779
5,014,661	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 6.415%, 10/25/29(A)	5,015,252
523,592	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.551%, 11/18/30(A)	524,128
1,771,074	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (TSFR1M + 0.714%), 6.060%, 2/25/57(A)	1,810,344
1,666,023	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.460%, 10/25/48(A)	1,690,829
2,882,281	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	2,767,619
5,325,000	Westlake Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.330%, 8/17/26	5,176,909
4,295,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	4,130,657
	Total Asset-Backed Securities	$242,153,081
	Commercial Mortgage-Backed Securities — 18.9%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (TSFR1M + 1.497%), 6.826%, 9/15/32(A)	4,789,628
6,450,000	BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Class AF, 144a, (TSFR1M + 1.047%), 6.376%, 11/15/33(A)	6,431,667
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.876%, 7/15/35(A)	8,133,255
3,282,293	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 6.343%, 2/15/38(A)	3,118,178
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 6.593%, 2/15/38(A)	7,815,400
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 6.226%, 11/15/34(A)	6,680,131
4,190,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 6.696%, 12/15/37(A)	4,194,538
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 7.076%, 12/15/37(A)	2,695,787
579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	563,064
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	56
2,826,098	Cold Storage Trust, Ser 2020-ICE5, Class A, 144a, (TSFR1M + 1.014%), 6.341%, 11/15/37(A)	2,815,500
2,406,410	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.658%, 6/10/46(A)(B)	2,342,684
4,926,000	COMM Mortgage Trust, Ser 2014-LC17, Class A5, 3.917%, 10/10/47	4,904,745
9,278,873	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.899%, 6/10/47(A)(B)(C)	558
4,250,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	4,164,070
1,874,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	1,821,772
2,054,470	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	1,943,250
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.9% (Continued)
$ 638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 6.194%, 7/15/32(A)	$ 623,681
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 6.326%, 12/15/30(A)	5,856,837
5,451,508	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 6.513%, 5/15/35(A)	5,407,342
2,950,332	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 6.823%, 7/15/38(A)	2,938,390
617,476	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	475,457
2,365,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	2,314,004
956,815	GS Mortgage Securities Trust, Ser 2015-GC34, Class AAB, 3.278%, 10/10/48	939,113
629,358	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	577,622
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,118,015
1,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	1,766,486
2,807,570	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	2,771,443
5,214,202	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, Ser 2014-C19, Class A3, 3.246%, 12/15/47	5,187,306
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 6.226%, 8/15/33(A)	4,627,269
169,640	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	163,959
	Total Commercial Mortgage-Backed Securities	$97,181,207
	Corporate Bonds — 17.2%
	Financials — 4.0%
1,500,000	Huntington National Bank (The), 5.699%, 11/18/25	1,497,695
2,982,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.088%, 2/1/27(A)	2,862,720
6,050,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	5,943,739
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,463,906
8,000,000	Toronto-Dominion Bank (The) (Canada), MTN, (Secured Overnight Financing Rate + 0.480%), 5.835%, 10/10/25(A)	8,005,115
		20,773,175
	Consumer Discretionary — 3.0%
2,520,000	Brunswick Corp., 0.850%, 8/18/24	2,501,981
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,507,528
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,328,987
		15,338,496
	Energy — 2.7%
1,000,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	996,121
7,500,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	7,407,970
2,308,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	2,272,267
1,000,000	HF Sinclair Corp., 144a, 6.375%, 4/15/27	1,002,092
2,096,000	Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/24	2,080,346
		13,758,796

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 17.2% (Continued)
	Industrials — 2.1%
$ 4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	$ 4,268,053
6,700,000	WRKCo, Inc., 3.000%, 9/15/24	6,658,662
		10,926,715
	Real Estate — 2.0%
5,500,000	Public Storage Operating Co. REIT, (SOFRINDX + 0.700%), 6.055%, 4/16/27(A)	5,520,872
5,000,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT (France), 144a, 3.750%, 9/17/24	4,962,737
		10,483,609
	Consumer Staples — 1.4%
2,000,000	BAT Capital Corp. (United Kingdom), 3.222%, 8/15/24	1,992,492
5,000,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.125%, 7/26/24	4,990,488
		6,982,980
	Utilities — 1.2%
6,000,000	FirstEnergy Pennsylvania Electric Co., 144a, 4.000%, 4/15/25	5,904,543
	Information Technology — 0.8%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,937,786
	Total Corporate Bonds	$88,106,100
	Commercial Paper — 8.3%
10,000,000	Avangrid, Inc., 5.412%, 7/1/24(D)	9,995,480
16,750,000	Montana-Dakota Utilities Co., 5.503%, 7/1/24(D)	16,742,429
8,950,000	Realty Income Corp., 5.452%, 7/1/24(D)	8,945,838
7,200,000	Williams Companies, Inc, 5.452%, 7/1/24(D)	7,196,745
	Total Commercial Paper	$42,880,492
	Non-Agency Collateralized Mortgage Obligations — 7.3%
460,452	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.253%, 4/25/33(A)(B)††	453,566
102,519	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	83,995
739,064	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	723,528
594,933	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	587,572
1,290	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	1,272
7,638,961	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	7,388,062
1,075,588	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.609%, 10/25/33(A)(B)	1,043,875
46,676	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.824%, 6/25/36(A)(B)	32,369
1,974,697	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	1,913,696
32,282	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.689%, 12/25/34(A)(B)	30,344
10,870	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.568%, 12/25/32(A)	10,551
287,812	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	283,542
187,451	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	151,419
6,783,411	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,897,596
1,276,635	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.507%, 6/25/43(A)(B)	1,199,003
1,069,868	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	978,321
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.3% (Continued)
$ 4,707,175	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	$ 4,479,701
1,945,891	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	1,866,468
922,983	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.757%, 11/25/60(A)(B)	915,259
3,549,108	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	3,502,098
2,284,750	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	2,240,711
3,860,620	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	3,669,445
	Total Non-Agency Collateralized Mortgage Obligations	$37,452,393
	Municipal Bonds — 1.1%
	Other Territory — 1.0%
835,000	Taxable Municipal Funding Trust, Rev., 144a, 5.630%, 5/15/56(A)(B)	835,000
1,945,000	Taxable Municipal Funding Trust, Rev., 144a, 5.630%, 12/15/25(A)(B)	1,945,000
2,400,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.630%, 9/1/30(A)(B)	2,400,000
		5,180,000
	California — 0.1%
235,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.780%, 9/1/41(A)(B)	235,000
	Total Municipal Bonds	$5,415,000
	U.S. Government Mortgage-Backed Obligations — 0.7%
84,792	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 6.867%, 3/1/36(A)	86,084
72,126	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.328%, 11/1/36(A)	73,521
26,526	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.175%, 8/1/37(A)	26,909
76,265	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	77,501
29,399	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.270%, 1/1/36(A)	29,936
77,488	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 6.155%, 9/1/36(A)	79,702
59,050	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.039%, 12/1/36(A)	59,469
38,630	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.765%, 4/1/37(A)	38,987
50,656	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.494%, 11/1/36(A)	51,641
82,573	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.711%, 4/1/34(A)	84,517
33,345	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.294%, 11/1/36(A)	34,293
47,088	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.492%, 4/1/35(A)	47,004
117,492	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.556%, 4/1/37(A)	119,223
245,397	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.655%, 1/1/36(A)	251,388
3,429	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,454
4,737	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,766
12,628	FHLMC, Pool #G01840, 5.000%, 7/1/35	12,494

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 37,060	FNMA, Pool #254868, 5.000%, 9/1/33	$ 36,600
5,412	FNMA, Pool #256272, 5.500%, 6/1/26	5,345
16,085	FNMA, Pool #256852, 6.000%, 8/1/27	16,148
4,365	FNMA, Pool #323832, 7.500%, 7/1/29	4,425
12,790	FNMA, Pool #665773, 7.500%, 6/1/31	12,776
42,286	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 5.785%, 1/1/40(A)	42,238
45,875	FNMA, Pool #725424, 5.500%, 4/1/34	46,098
183,319	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.738%, 4/1/34(A)	183,513
7,220	FNMA, Pool #735484, 5.000%, 5/1/35	7,134
37,227	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.039%, 1/1/35(A)	37,371
137,429	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 7.331%, 1/1/35(A)	139,036
48,895	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 6.202%, 4/1/35(A)	48,215
53,453	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 7.175%, 5/1/35(A)	54,225
28,052	FNMA, Pool #889060, 6.000%, 1/1/38	29,450
27,859	FNMA, Pool #889061, 6.000%, 1/1/38	28,613
1,792	FNMA, Pool #889382, 5.500%, 4/1/38	1,802
52,641	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.429%, 4/1/36(A)	54,144
17,785	FNMA, Pool #960376, 5.500%, 12/1/37	17,872
2,843	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,871
20,020	FNMA, Pool #AE0363, 5.000%, 7/1/37	19,781
27,767	FNMA, Pool #AE5441, 5.000%, 10/1/40	27,475
10,590	FNMA, Pool #AI6588, 4.000%, 7/1/26	10,404
21,167	FNMA, Pool #AI8506, 4.000%, 8/1/26	20,792
38,032	FNMA, Pool #AL0211, 5.000%, 4/1/41	37,656
178,204	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.491%, 4/1/36(A)	183,574
80,458	FNMA, Pool #AL0543, 5.000%, 7/1/41	79,621
34,893	FNMA, Pool #AL1105, 4.500%, 12/1/40	33,949
8,790	FNMA, Pool #AL2591, 5.500%, 5/1/38	8,720
187,570	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.200%, 9/1/37(A)	190,366
461,231	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 7.188%, 2/1/37(A)	468,792
122,586	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.625%, 2/20/34(A)	121,885
54,345	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	54,226
120,111	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.625%, 8/20/34(A)	119,084
127,493	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.625%, 3/20/41(A)	127,352
18,083	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.750%, 11/20/44(A)	17,762
173,686	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.750%, 12/20/44(A)	172,629
	Total U.S. Government Mortgage-Backed Obligations	$3,542,833
	Agency Collateralized Mortgage Obligations — 0.1%
44,147,636	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.773%, 9/25/24(A)(B)(C)	19,778
95,841	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 5.848%, 3/15/34(A)	95,314
258,932	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	245,920
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.1% (Continued)
$ 18,976	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	$ 18,171
7,996	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	7,798
70,065	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 5.950%, 9/25/33(A)	69,914
148,520	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	149,177
14,273	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	13,721
5,396	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	5,301
	Total Agency Collateralized Mortgage Obligations	$625,094
	U.S. Government Agency Obligations — 0.0%
27,841	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 6.000%, 4/25/28(A)	27,652
Shares
	Short-Term Investment Fund — 0.0%
82,244	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	82,244
	Total Investment Securities—100.8% (Cost $522,324,575)	$517,466,096
	Liabilities in Excess of Other Assets — (0.8%)	(4,129,336)
	Net Assets — 100.0%	$513,336,760
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD LIBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – Refinitiv USD LIBOR Consumer Cash Fallbacks Term Six months
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $366,767,293 or 71.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$242,153,081	$—	$242,153,081
Commercial Mortgage-Backed Securities	—	97,181,207	—	97,181,207
Corporate Bonds	—	88,106,100	—	88,106,100
Commercial Paper	—	42,880,492	—	42,880,492
Non-Agency Collateralized Mortgage Obligations	—	37,452,393	—	37,452,393
Municipal Bonds	—	5,415,000	—	5,415,000
U.S. Government Mortgage-Backed Obligations	—	3,542,833	—	3,542,833
Agency Collateralized Mortgage Obligations	—	625,094	—	625,094
U.S. Government Agency Obligations	—	27,652	—	27,652
Short-Term Investment Fund	82,244	—	—	82,244
Total	$82,244	$517,383,852	$—	$517,466,096
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the period ended June 30, 2024. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.